UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03586

                        AllianceBernstein Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                  AllianceBernstein Municipal Trust - Virginia Portfolio

  Principal
   Amount
    (000)         Security (a)                                              Yield                Value
------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-78.9%
                  FLORIDA - 0.9%
                  Florida HFA MFHR
                  (Charleston Landings Apartments) Series 01I-A
$       1,000     7/01/31 (b)                                                1.69%       $   1,000,000
                                                                                         -------------
                  INDIANA - 1.6%
                  Whiting Environmental Facilities Revenue
                  (Amoco Oil Co. Project) Series 00 AMT
        1,850     7/01/31 (b)                                                1.79            1,850,000
                                                                                         -------------
                  VIRGINIA - 76.4%
                  Alexandria Educational Facility Revenue IDA
                  (Church School Diocese of Virginia) Series 99
        1,100     1/01/30 (b)                                                1.69            1,100,000
                  Botetourt County IDR
                  (Virginia Forge Co. Project) Series 96 AMT
          700     7/01/11 (b)                                                1.83              700,000
                  Bristol Virginia IDA
                  (Bristol Health Care Center) Series 86
        2,665     6/01/10 (b)                                                1.40            2,665,000
                  Brunswick County IDA
                  (Aegis Waste Solutions, Inc.) Series 96 AMT
        5,200     1/01/17 (b)                                                1.73            5,200,000
                  Campbell County PCR
                  (Georgia Pacific Power) AMT
        3,000     12/01/19 (b)                                               1.77            3,000,000
                  Chesapeake Hospital Authority
                  (Chesapeake General Hospital) Series 01A
        2,000     7/01/31 (b)                                                1.69            2,000,000
                  Chesapeake Hospital Authority
                  (Chesapeake General Hospital) Series 01B
        4,000     7/01/31 (b)                                                1.69            4,000,000
                  Emporia IDA
                  (Toll VA III LP Project) Series 99 AMT
        1,600     11/01/23 (b)                                               1.75            1,600,000
                  Fairfax County IDA
                  (Inova Health System) Series 88C
        2,160     10/01/25 (b)                                               1.68            2,160,000
                  Fairfax County IDR
                  (Fair Lakes/ D&K LP) Series 96 AMT
        6,375     8/01/16 (b)                                                1.76            6,375,000
                  Hampton Redevelopment & Housing Authority MFHR
                  (Township Apartments Project) Series 98
        4,000     10/15/32 (b)                                               1.70            4,000,000
                  Harrisonburg MFHR
                  (Huntington Village Apartments Project) Series 01 AMT
          500     8/15/33 (b)                                                1.74              500,000
                  Henrico EDA
                  (White Oak Semiconductor) Series 00 AMT
        7,688     10/01/27 (b)                                               1.73            7,688,000
                  James City IDA MFHR
                  (Chambrel at Williamsburg Project) Series 02
        6,500     11/15/32 (b)                                               1.69            6,500,000

  Principal
   Amount
    (000)         Security (a)                                              Yield                Value
------------------------------------------------------------------------------------------------------
                  King George County IDA SWDR
                  (Garnet of VA, Inc.) Series 96 AMT
        7,890     9/01/21 (b)                                                1.75            7,890,000
                  Louisa County IDA
                  (Pooled Financing) Series 95
          955     1/01/20 (b)                                                1.70              955,000
                  Metropolitan Washington DC Airport Authority
                  (Airport Systems Revenue) Series 02C FSA AMT
        3,970     10/01/21 (b)                                               1.75            3,970,000
                  Metropolitan Washington DC Airport Authority
                  (General Airport Revenue) Series 97B FGIC AMT
        1,640     10/01/04                                                   1.17            1,640,000
                  Nelson County IDA
                  (Taylor Ramsey Corp.) Series 99 AMT
          650     8/01/09 (b)                                                1.75              650,000
                  Newport News Redevelopment & Housing MFHR
                  (Springhouse Apartments) Series 01
        3,500     9/01/26 (b)                                                1.69            3,500,000
                  Portsmouth MFHR
                  (Marsh Landing Project) Series 03A-1 AMT
        4,220     6/01/30 (b)                                                1.77            4,220,000
                  Richmond Redevelopment MFHR
                  (Tobacco Row) Series 89B-2 AMT
        1,000     10/01/24 (b)                                               1.75            1,000,000
                  Richmond Redevelopment MFHR
                  (Tobacco Row) Series 89B-8 AMT
        3,555     10/01/24 (b)                                               1.75            3,555,000
                  Suffolk IDA Residential Care Facility
                  (Lake Prince Center Project) Series 01
        6,600     10/01/31 (b)                                               1.87            6,600,000
                  Suffolk Redevelopment & Housing Authority MFHR
                  (Oak Springs Apartments) Series 99
        2,000     12/01/19 (b)                                               1.68            2,000,000
                  Viginia Commonwealth Transportation Board
                  (Federal Highway Reimbursement Antc. Nt.) Series 00
        1,400     10/01/04                                                   1.02            1,400,000
                  Virginia Beach Development Authority
                  (Chesapeake Bay Academy) Series 00
        3,000     4/01/25 (b)                                                1.74            3,000,000
                                                                                         -------------
                                                                                            87,868,000
                                                                                         -------------
                  Total Municipal Bonds
                  (amortized cost
                  $90,718,000)                                                              90,718,000
                                                                                         -------------
                  COMMERCIAL PAPER-20.8%
                  DISTRICT OF COLUMBIA - 1.3%
                  Metropolitan Washington DC Airport Authority
                  AMT
        1,500     11/2/04                                                    1.17            1,500,000
                                                                                         -------------
                  PUERTO RICO - 4.3%
                  Government Development Bank
        2,000     11/10/04                                                   1.23            2,000,000
                  Government Development Bank
        2,000     12/14/04                                                   1.35            2,000,000
                  Government Development Bank
        1,000     12/15/04                                                   1.45            1,000,000
                                                                                         -------------
                                                                                             5,000,000
                                                                                         -------------

  Principal
   Amount
    (000)         Security (a)                                              Yield                Value
------------------------------------------------------------------------------------------------------
                  VIRGINIA - 10.8%
                  Norfolk IDA
                  (Sentara Hospital) Series 04
        3,500     12/09/04                                                   1.22            3,500,000
                  Norfolk IDA
                  (Sentara Hospital) Series 04
        2,000     12/08/04                                                   1.40            2,000,000
                  Peninsula Ports Authority
                  (Coal Terminal Revenue) Series 87B
        1,335     11/01/04                                                   1.21            1,335,000
                  University of Virginia
                  Series 03A
        2,600     12/01/04                                                   1.18            2,600,000
                  University of Virginia
                  Series 03A
        3,000     12/07/04                                                   1.42            3,000,000
                                                                                         -------------
                                                                                            12,435,000
                                                                                         -------------
                  WASHINGTON - 3.1%
                  Port of Seattle
                  (Sub Lein Rev Notes) Series 01B-1 AMT
        3,545     12/14/04                                                   1.50            3,545,000
                                                                                         -------------
                  WEST VIRGINIA - 1.3%
                  West Virginia Public Energy Authority
                  (Morgantown Energy Assoc.) Series 89A AMT
        1,500     12/10/04                                                   1.27            1,500,000
                                                                                         -------------
                  Total Commercial Paper
                  (amortized cost
                  $23,980,000)                                                              23,980,000
                                                                                         -------------
                  TOTAL INVESTMENTS -99.7%
                  (amortized cost
                  $114,698,000)                                                            114,698,000
                  Other assets less
                  liabilities - 0.3%                                                           302,982
                                                                                         -------------
                  NET ASSETS - 100%                                                      $ 115,000,982
                                                                                         -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      EDA  - Economic Development Authority
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SWDR - Solid Waste Disposal Revenue

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                       AllianceBernstein Municipal Trust - California Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-75.2%
                  CALIFORNIA - 75.2%
                  Abag Finance Authority For Nonprofit Corp.
                  (California Hill Apts.) Series 02A AMT
$       6,200     12/15/32 (b)                                                     1.75%        $  6,200,000
                  Abag Finance Authority For Nonprofit Corp.
                  (Geneva Pointe Apts.) Series 04A AMT
        3,200     3/15/37 (b)                                                      1.73%           3,200,000
                  Alameda County IDB
                  (Ream Enterprises Project) Series A AMT
          445     11/01/20 (b)                                                     1.75%             445,000
                  Alameda County IDR
                  (JMS Family Partnership Project) Series 95A AMT
        2,630     10/01/25 (b)                                                     1.75%           2,630,000
                  California Economic Development Financing Authority IDR
                  (Vortech Engineering, Inc. Project) Series 97 AMT
        2,540     9/01/22 (b)                                                      1.77%           2,540,000
                  California Infrastructure & Economic Development Bank IDR
                  (Studio Moulding Project) Series 01A AMT
        2,900     12/01/26 (b)                                                     1.77%           2,900,000
                  California Infrastructure & Economic Development Bank IDR
                  (West Star Industries Project) Series 00A AMT
        1,980     7/01/26 (b)                                                      1.77%           1,980,000
                  California Pollution Control Finance Authority
                  (Atlas Disposal Industries LLC) Series 99A AMT
        2,400     5/01/19 (b)                                                      1.75%           2,400,000
                  California Pollution Control Finance Authority
                  (Bidart Family Partnership) Series 02 AMT
        4,000     11/01/27 (b)                                                     1.76%           4,000,000
                  California Pollution Control Finance Authority
                  (BLT Enterprises) Series 99A AMT
        3,015     4/01/14 (b)                                                      1.75%           3,015,000
                  California Pollution Control Finance Authority
                  (Blue Line Transfer, Inc.) Series 99A AMT
        4,335     8/01/19 (b)                                                      1.75%           4,335,000
                  California Pollution Control Finance Authority
                  (Burrtec Waste Industry Project) Series 02A AMT
        3,700     6/01/22 (b)                                                      1.75%           3,700,000
                  California Pollution Control Finance Authority
                  (Burrtec Waste Project) Series 00A AMT
        6,020     6/01/20 (b)                                                      1.95%           6,020,000
                  California Pollution Control Finance Authority
                  (Burrtec Waste Project) Series 97B AMT
        1,400     7/01/12 (b)                                                      1.95%           1,400,000
                  California Pollution Control Finance Authority
                  (California Waste Solutions) Series 02A AMT
        3,755     5/01/32 (b)                                                      1.75%           3,755,000
                  California Pollution Control Finance Authority
                  (Carlos Echeverria & Sons) Series 02 AMT
        3,500     10/01/27 (b)                                                     1.76%           3,500,000
                  California Pollution Control Finance Authority
                  (Contra Costa Waste Services) Series A AMT
        3,325     12/01/10 (b)                                                     1.75%           3,325,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  California Pollution Control Finance Authority
                  (CR & R, Inc. Project) Series 00A AMT
        2,860     9/01/10 (b)                                                      1.80%           2,860,000
                  California Pollution Control Finance Authority
                  (CR & R, Inc. Project) Series 95A AMT
        3,160     10/01/10 (b)                                                     1.80%           3,160,000
                  California Pollution Control Finance Authority
                  (Exxonmobil Project) Series 01 AMT
        7,700     12/01/29 (b)                                                     1.67%           7,700,000
                  California Pollution Control Finance Authority
                  (Greenteam of San Jose Project) Series 97A AMT
        1,280     8/01/12 (b)                                                      1.75%           1,280,000
                  California Pollution Control Finance Authority
                  (Greenwaste Recovery) Series 99B AMT
        2,510     6/01/14 (b)                                                      1.80%           2,510,000
                  California Pollution Control Finance Authority
                  (Heritage Dairy Project) Series 02 AMT
        1,500     10/01/27 (b)                                                     1.76%           1,500,000
                  California Pollution Control Finance Authority
                  (Marborg Industries Project) Series 02A AMT
          925     6/01/22 (b)                                                      1.75%             925,000
                  California Pollution Control Finance Authority
                  (Norcal Waste Systems, Inc. Project) Series 01 AMT
        1,000     12/01/26 (b)                                                     1.75%           1,000,000
                  California Pollution Control Finance Authority
                  (P&D Dairy & Poso Creek Dairy) Series 03 AMT
        3,000     5/01/28 (b)                                                      1.76%           3,000,000
                  California Pollution Control Finance Authority
                  (Placer County Eastern Sanitary) Series 03A AMT
        2,800     6/01/19 (b)                                                      1.75%           2,800,000
                  California Pollution Control Finance Authority
                  (Sanco Services L.P. Project) Series 02A AMT
        3,855     11/01/32 (b)                                                     1.95%           3,855,000
                  California Pollution Control Finance Authority
                  (Santa Clara Valley Industries) Series 98A AMT
        1,195     3/01/18 (b)                                                      1.80%           1,195,000
                  California Pollution Control Finance Authority
                  (T & W Farms Project) Series 02 AMT
        3,070     11/01/27 (b)                                                     1.76%           3,070,000
                  California Pollution Control Finance Authority
                  (West Valley Manufacturing Project) Series 97A AMT
        1,620     6/01/12 (b)                                                      1.95%           1,620,000
                  California Pollution Control Finance Authority
                  (West Valley Project) Series 00A AMT
        6,700     6/01/30 (b)                                                      1.95%           6,700,000
                  California Pollution Control Finance Authority SWDR
                  (Ag Resources III LLC Project) Series 04 AMT
        2,780     5/01/34 (b)                                                      1.75%           2,780,000
                  California Pollution Control Finance Authority SWDR
                  (Agrifab, Inc. Project) Series 03 AMT
        2,900     8/01/28 (b)                                                      1.75%           2,900,000
                  California Pollution Control Finance Authority SWDR
                  (Brawley Beef LLC Project) Series 01 AMT
        6,815     10/01/16 (b)                                                     1.76%           6,815,000
                  California Pollution Control Finance Authority SWDR
                  (Burrtec Waste Group Project) Series 04A AMT
        1,985     7/01/16 (b)                                                      1.95%           1,985,000
                  California Pollution Control Finance Authority SWDR
                  (George Borba & Son Dairy) Series 03 AMT
        3,800     12/01/28 (b)                                                     1.76%           3,800,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  California Pollution Control Finance Authority SWDR
                  (JDS Ranch Project) Series 03 AMT
        2,350     11/01/28 (b)                                                     1.76%           2,350,000
                  California Pollution Control Finance Authority SWDR
                  (Milk Time Dairy Farms Project) Series 02 AMT
        1,400     11/01/27 (b)                                                     1.76%           1,400,000
                  California Pollution Control Finance Authority SWDR
                  (Mill Valley Refuse Service Project) Series 03A AMT
        3,060     7/01/28 (b)                                                      1.75%           3,060,000
                  California Pollution Control Finance Authority SWDR
                  (Mission Trail Waste Systems) Series 02A AMT
        4,100     12/01/13 (b)                                                     1.80%           4,100,000
                  California Pollution Control Finance Authority SWDR
                  (Norcal Waste Systems, Inc. Project) Series 03A AMT
        4,000     7/01/26 (b)                                                      1.75%           4,000,000
                  California Pollution Control Finance Authority SWDR
                  (Valley Vista Services Project) Series 03A AMT
        2,350     12/01/23 (b)                                                     1.75%           2,350,000
                  California Pollution Control Finance Authority SWDR
                  (Vanderham J & D Wilson) Series 04
        2,500     6/01/29 (b)                                                      1.76%           2,500,000
                  California Statewide Community Development Authority
                  (Artefex Project) Series 97E AMT
        1,550     7/01/17 (b)                                                      1.95%           1,550,000
                  California Statewide Community Development Authority
                  (Biocol Investments) Series 97B AMT
          975     5/01/22 (b)                                                      1.95%             975,000
                  California Statewide Community Development Authority
                  (Cienega Gardens Apts.) Series 02V AMT
        6,000     10/01/33 (b)                                                     1.79%           6,000,000
                  California Statewide Community Development Authority
                  (Lake Merritt Apts.) Series 02R AMT
        3,700     10/01/33 (b)                                                     1.81%           3,700,000
                  California Statewide Community Development Authority
                  (Pacific Bearings Co. Project) Series 96L AMT
        1,285     10/01/06 (b)                                                     1.95%           1,285,000
                  California Statewide Community Development Authority
                  (Seminole Gardens Apts.) Series 02W AMT
        3,385     10/01/33 (b)                                                     1.79%           3,385,000
                  California Statewide Community Development Authority MFHR
                  (Tyrella Gardens Apts.) Series 03B AMT
        3,825     6/01/36 (b)                                                      1.75%           3,825,000
                  California Statewide Economic Development Authority
                  (Pioneer Converting, Inc.) AMT
        1,200     4/01/16 (b)                                                      1.75%           1,200,000
                  Contra Costa COP
                  (Concord Healthcare Center) AMT
        2,500     12/01/12 (b)                                                     1.77%           2,500,000
                  Los Angeles Community Redevelopment Agency
                  (Broadway Spring Center) Series 87 AMT
        7,900     7/01/12 (b)                                                      1.75%           7,900,000
                  Los Angeles Community Redevelopment Agency MFHR
                  (Views at 270) Series 03A AMT
        2,507     9/01/19 (b)                                                      1.77%           2,506,869
                  Los Angeles Housing Authority
                  (Park Sierra Apts. Project) Series 86A AMT
        3,100     9/01/30 (b)                                                      1.55%           3,100,000
                  Riverside County IDR
                  (Cryogenic Project Issue) Series 89B AMT
        5,000     7/05/14 (b)                                                      1.74%           5,000,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Roseville County High School District COP
                  (Northwest Roseville Land Project) Series 91
          860     8/01/06 (b)                                                      2.18%             860,000
                  Sacramento MFHR
                  (Freemont Mews Apts) Series 04D AMT
        4,750     11/01/38 (b)                                                     1.73%           4,750,000
                  San Francisco MFHR
                  (Carter Terrace Apts.) Series 02B AMT
       10,000     3/01/36 (b)                                                      1.77%          10,000,000
                  San Francisco MFHR
                  (Orlando Cepeda Place Apts.) Series 00D AMT
        6,870     11/01/33 (b)                                                     1.77%           6,870,000
                  San Jose MFHR
                  (Trestles Apts) Series 04A AMT
        3,650     3/01/37 (b)                                                      1.77%           3,650,000
                                                                                                -------------
                                                                                                 205,616,869
                                                                                                -------------
                  Total Municipal Bonds
                  (amortized cost
                  $205,616,869)                                                                  205,616,869
                                                                                                -------------
                  COMMERCIAL PAPER-25.0%
                  CALIFORNIA - 20.6%
                  California State University Institute
                  (CP Notes) Series 01A
        1,700     10/14/04                                                         1.16%           1,700,000
                  California State University Institute
                  (CP Notes) Series 01A
        9,500     11/01/04                                                   1.17%-1.20%           9,500,000
                  California State University Institute
                  (CP Notes) Series 01A
        1,735     12/01/04                                                         1.22%           1,735,000
                  Los Angeles County
                  (Capital Asset Leasing Corp.) Series 97
        3,760     10/08/04                                                         1.13%           3,760,000
                  Los Angeles Improvement Corporation
                  Series A-1
        2,000     11/09/04                                                         1.15%           2,000,000
                  Orange County Water District
                  Series 97
        1,800     11/09/04                                                         1.33%           1,800,000
                  San Francisco County Transportation
                  Series B
        2,500     11/01/04                                                         1.20%           2,500,000
                  San Francisco Public Utility Commission
                  (Water Series)
        2,100     10/01/04                                                         1.14%           2,100,000
                  San Francisco Public Utility Commission
                  (Water Series)
        7,200     02/09/05                                                         1.30%           7,200,000
                  San Gabriel Valley
                  (Alameda Corridor Project) Series 01
       10,500     12/10/04                                                         1.36%          10,500,000
                  San Jose Finance Authority
                  (Lease Revenue CP Notes) Series 04
        2,500     10/04/04                                                         1.20%           2,500,000
                  Ventura County Public Finance Authority
                  (Lease Revenue CP Notes) Series 98
        1,500     11/09/04                                                         1.17%           1,500,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Ventura County Public Finance Authority
                  (Lease Revenue CP Notes) Series 98
        9,500     02/08/05                                                         1.26%           9,500,000
                                                                                                -------------
                                                                                                  56,295,000
                                                                                                -------------
                  PUERTO RICO - 4.4%
                  Government Development Bank
        8,000     11/10/04                                                         1.23%           8,000,000
                  Government Development Bank
        4,000     12/15/04                                                         1.45%           4,000,000
                                                                                                -------------
                                                                                                  12,000,000
                                                                                                -------------
                  Total Commercial Paper
                  (amortized cost
                  $68,295,000)                                                                    68,295,000
                                                                                                -------------
                  TOTAL INVESTMENTS -100.2%
                  (amortized cost
                  $273,911,869)                                                                  273,911,869
                  Other assets less
                  liabilities - (0.2%)                                                              (454,856)
                                                                                                -------------
                  NET ASSETS - 100%                                                             $273,457,013
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      COP  - Certificate of Participation
      IDB  - Industrial Development Board
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      SWDR - Solid Waste Disposal Revenue

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                      AllianceBernstein Municipal Trust - Connecticut Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-83.7%
                  ARKANSAS - 1.7%
                  Arkansas Development Finance Authority IDR
                  (Riceland Foods, Inc. Project) Series 99B AMT
$       2,000     11/01/10 (b)                                                     1.97%        $  2,000,000
                                                                                                -------------
                  CONNECTICUT - 79.5%
                  Connecticut Development Authority
                  (Central Vermont Public Service) Series 85
        1,000     12/01/15 (b)                                                     1.35%           1,000,000
                  Connecticut Development Authority
                  (Independent Living) Series 90
        6,815     7/01/15 (b)                                                      1.69%           6,815,000
                  Connecticut Development Authority
                  (Northeast Foods, Inc.) Series 98 AMT
        3,700     6/01/13 (b)                                                      1.80%           3,700,000
                  Connecticut Development Authority
                  (Pierce Memorial Baptist Home) Series 99
        3,845     10/01/28 (b)                                                     1.61%           3,845,000
                  Connecticut Development Authority SWR
                  (Rand Whitney Project) Series 93 AMT
        8,700     8/01/23 (b)                                                      1.73%           8,700,000
                  Connecticut GO
                  Series 01A
        6,085     2/15/21 (b)                                                      1.73%           6,085,000
                  Connecticut GO
                  Series 97B
        5,000     5/15/14 (b)                                                      1.65%           5,000,000
                  Connecticut HEFA
                  (Ascension Health Credit Group) Series 99B
        4,000     11/15/29 (b)                                                     1.67%           4,000,000
                  Connecticut HEFA
                  (Covenant Retirement) Series 99A
        2,380     12/01/29 (b)                                                     1.65%           2,380,000
                  Connecticut HEFA
                  (Edgehill) Series 00C
        3,100     7/01/27 (b)                                                      1.64%           3,100,000
                  Connecticut HEFA
                  (Hartford Hospital) Series 00B
        5,500     7/01/30 (b)                                                      1.70%           5,500,000
                  Connecticut HEFA
                  (King & Low/Heywood School) Series 03A
        3,000     7/01/33 (b)                                                      1.73%           3,000,000
                  Connecticut HEFA
                  (Middlesex Hospital) Series 01J
        1,085     7/01/26 (b)                                                      1.66%           1,085,000
                  Connecticut HEFA
                  (Williams School) Series 01
        5,380     7/01/31 (b)                                                      1.73%           5,380,000
                  Connecticut HFA
                  (Housing Mortgage Finance Program) Series 01D-3 AMT AMBAC
        2,500     5/15/33 (b)                                                      1.71%           2,500,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Connecticut HFA
                  (Mortgage Finance Program) Series 02B AMT AMBAC
        7,800     5/15/33 (b)                                                      1.70%           7,800,000
                  Connecticut IDA
                  (Lapham-Hickey Steel Corp.) Series 00
        1,700     9/01/25 (b)                                                      1.83%           1,700,000
                  Connecticut RSD #5 BAN
                  Series 04
        6,000     02/10/05                                                         1.25%           6,026,701
                  Hartford Redevelopment Agency MFHR
                  (Underwood Towers Project) Series 90 FSA
        7,000     6/01/20 (b)                                                      1.70%           7,000,000
                  New Canaan Housing Authority
                  (Village at Waveny Care Center) Series 02
        1,040     1/01/22 (b)                                                      1.68%           1,040,000
                  North Canaan Housing Authority
                  (Geer Woods Project) Series 01
        1,955     8/01/31 (b)                                                      1.66%           1,955,000
                  Trumbull BAN
                  Series 04
        5,000     09/13/05                                                         1.54%           5,068,304
                                                                                                -------------
                                                                                                  92,680,005
                                                                                                -------------
                  MINNESOTA - 1.6%
                  Northfield MFHR
                  (Summerfield Investments) Series 03 AMT
        1,850     4/01/33 (b)                                                      1.25%           1,850,000
                                                                                                -------------
                  PENNSYLVANIA - 0.9%
                  Allegheny County IDA
                  (United Jewish Federation Project) Series 96A
          590     10/01/26 (b)                                                     1.70%             590,000
                  Philadelphia IDA
                  (Settlement Music School Project) Series 04
          500     3/01/29 (b)                                                      1.72%             500,000
                                                                                                -------------
                                                                                                   1,090,000
                                                                                                -------------
                  Total Municipal Bonds
                  (amortized cost
                  $97,620,005)                                                                    97,620,005
                                                                                                -------------
                  COMMERCIAL PAPER-16.7%
                  CONNECTICUT - 7.5%
                  Connecticut HEFA
                  (Yale University) Series S-2
        3,000     12/10/04                                                         1.18%           3,000,000
                  Connecticut HEFA
                  (Yale University) Series S-2
        2,500     12/01/04                                                         1.36%           2,500,000
                  New Haven GO
                  Series 02A
        1,690     10/01/04                                                         1.14%           1,690,000
                  New Haven GO
                  Series 02A
        1,500     12/14/04                                                         1.43%           1,500,000
                                                                                                -------------
                                                                                                   8,690,000
                                                                                                -------------

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 3.9%
                  Pendleton County
                  (Kentucky Association of County Leasing)
        4,500     12/10/04                                                         1.20%           4,500,000
                                                                                                -------------
                  PUERTO RICO - 4.3%
                  Government Development Bank
        1,500     11/10/04                                                         1.23%           1,500,000
                  Government Development Bank
        2,000     12/14/04                                                         1.35%           2,000,000
                  Government Development Bank
        1,500     12/15/04                                                         1.45%           1,500,000
                                                                                                -------------
                                                                                                   5,000,000
                                                                                                -------------
                  TEXAS - 1.0%
                  Port Arthur Naval District of Jefferson County
                  (BASF Corp.)
        1,200     11/10/04                                                         1.22%           1,200,000
                                                                                                -------------
                  Total Commercial Paper
                  (amortized cost
                  $19,390,000)                                                                    19,390,000
                                                                                                -------------
                  TOTAL INVESTMENTS -100.4%
                  (amortized cost
                  $117,010,005)                                                                  117,010,005
                  Other assets less
                  liabilities - (0.4%)                                                              (416,963)
                                                                                                -------------
                  NET ASSETS - 100%                                                             $116,593,042
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FSA   - Financial Security Assurance
      GO    - General Obligation
      HEFA  - Health & Educational Facility Authority
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      RSD   - Regional School District
      SWDR  - Solid Waste Disposal Revenue

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                          AllianceBernstein Municipal Trust - Florida Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-81.6%
                  CALIFORNIA - 2.7%
                  Alameda County IDR
                  (Bema Electronic Manufacturing Project) Series 04A AMT
      $ 2,200     4/01/34 (b)                                                      1.61%        $   2,200,000
                  California PCR Finance Authority
                  (Athens Disposal Co., Inc.) Series 95A AMT
        2,600     1/01/16 (b)                                                      1.75%            2,600,000
                                                                                                -------------
                                                                                                    4,800,000
                                                                                                -------------
                  FLORIDA - 66.7%
                  Brevard County HFA
                  (Wickham Club Apts.) Series 04A AMT
        3,800     8/15/37 (b)                                                      1.77%            3,800,000
                  Broward County HFA MFHR
                  (Sawgrass Pines Apts.) Series 93A AMT
        3,500     11/01/23 (b)                                                     1.75%            3,500,000
                  Coconut Creek IDR
                  (Elite Aluminum Corp. Project) Series 02 AMT
        1,875     11/01/22 (b)                                                     1.75%            1,875,000
                  Collier County Health Facilities Authority
                  (Cleveland Clinic Health) Series 03C-1
        7,000     1/01/35 (b)                                                      1.72%            7,000,000
                  Florida Housing Finance Corp. MFHR
                  (Collins Cove Sr. Apts.) Series 03 AMT
        3,000     2/01/36 (b)                                                      1.72%            3,000,000
                  Florida Housing Finance Corp. MFHR
                  (Pinnacle Pointe Apts.) Series 03 AMT
        3,900     8/01/35 (b)                                                      1.72%            3,900,000
                  Florida Housing Finance Corp. MFHR
                  (Tuscany Lakes Apts.) Series 02K-1 AMT
        1,500     11/15/35 (b)                                                     1.79%            1,500,000
                  Florida Housing Finance Corp. MFHR
                  (Wexford Apts.) Series 03P AMT
        2,900     8/01/35 (b)                                                      1.72%            2,900,000
                  Gulf Breeze
                  (Florida Municipal Bond Fund) Series 96A
        1,910     3/31/21 (b)                                                      1.72%            1,910,000
                  Hillsborough County HFA MFHR
                  (Brandon Crossing Apts.) Series 98A AMT
        4,300     11/15/31 (b)                                                     1.74%            4,300,000
                  Hillsborough County HFA MFHR
                  (Royal Palm Key Apts. Project) Series 02 AMT
        5,930     7/15/35 (b)                                                      1.74%            5,930,000
                  Hillsborough County IDR
                  (Seaboard Tampa) AMT
        5,500     12/01/16 (b)                                                     1.90%            5,500,000
                  Hillsborough County SWRR
                  Series 04 MBIA
        2,080     09/01/05                                                         1.57%            2,106,961
                  Jacksonville IDR
                  (University of Florida Health Science Center) Series 89
          800     7/01/19 (b)                                                      1.73%              800,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Lee County IDA
                  (Cypress Cove at Healthpark) Series 02B
          600     10/01/07 (b)                                                     1.70%              600,000
                  Lee County IDA
                  (Suncoast Aluminum Furniture) Series 02A AMT
        1,915     10/01/16 (b)                                                     1.75%            1,915,000
                  Manatee County HFA MFHR
                  (Harbour Project) Series 90B
        2,200     12/01/07 (b)                                                     1.52%            2,200,000
                  Miami-Dade County IDA
                  (Professional Modification Project) Series 98 AMT
        6,000     8/01/18 (b)                                                      1.76%            6,000,000
                  Ocean Highway & Port Authority
                  Series 90 AMT
        1,465     12/01/20 (b)                                                     1.75%            1,465,000
                  Okeechobee County
                  (Chambers Waste System) Series 89 AMT
          825     3/01/06 (b)                                                      1.78%              825,000
                  Orange County HFA
                  (Osprey Ridge Apts. Project) Series 00H AMT
        3,800     2/15/33 (b)                                                      1.74%            3,800,000
                  Orange County IDA
                  (Christian Prison Project) Series 03A
        4,535     2/01/23 (b)                                                      1.74%            4,535,000
                  Orlando & Orange County Expressway Authority
                  Series 03C-2 FSA
        4,000     7/01/25 (b)                                                      1.70%            4,000,000
                  Orlando & Orange County Expressway Authority
                  Series 03D FSA
        2,000     7/01/32 (b)                                                      1.70%            2,000,000
                  Osceola County HFA MFHR
                  (Regatta Bay Apts.) Series 02A AMT
        5,220     9/15/35 (b)                                                      1.75%            5,220,000
                  Palm Beach Airport Revenue
                  (Jet Aviation Project) Series 99 AMT
        2,700     11/01/14 (b)                                                     1.80%            2,700,000
                  Palm Beach County
                  (Raymond F. Kravis Center Project) Series 02
        4,900     7/01/32 (b)                                                      1.67%            4,900,000
                  Palm Beach County
                  (Zoological Society Project) Series 01
        5,500     5/01/31 (b)                                                      1.75%            5,500,000
                  Palm Beach County Educational Facilities
                  (Atlantic College) Series 01
        1,400     12/01/31 (b)                                                     1.75%            1,400,000
                  Palm Beach County Health Facilities Authority
                  (Jupiter Medical Center, Inc.) Series 99B
        1,500     8/01/20 (b)                                                      1.75%            1,500,000
                  Palm Beach County School Board COP
                  Series 02B FSA
        7,200     8/01/27 (b)                                                      1.68%            7,200,000
                  Polk County IDA
                  (Florida Treatt, Inc. Project) Series 01 AMT
        4,365     7/01/21 (b)                                                      1.80%            4,365,000
                  St. John County IDA
                  (Glenmoor at St. John's Project) Series 99C
          960     1/01/07 (b)                                                      1.69%              960,000
                  St. Lucie County IDR
                  (Freedom Plastics Project) Series 00 AMT
        4,700     11/01/20 (b)                                                     1.76%            4,700,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Washington County Sales Tax Revenue Bonds
                  Series 03A
        5,900     12/01/28 (b)                                                     1.72%            5,900,000
                                                                                                -------------
                                                                                                  119,706,961
                                                                                                -------------
                  ILLINOIS - 1.1%
                  Chicago MFHR
                  (Churchview Supplemental Living Facilities) Series 03 AMT
        1,910     3/01/33 (b)                                                      1.83%            1,910,000
                                                                                                -------------
                  MISSISSIPPI - 0.5%
                  Mississippi Business Finance Corp. IDR
                  (Jimmy Sanders, Inc. Project) Series 97 AMT
          950     6/01/07 (b)                                                      1.83%              950,000
                                                                                                -------------
                  NEVADA - 0.9%
                  Clark County IDR
                  (Nevada Cogoneration Assoc. #2) Series 92 AMT
        1,700     12/01/22 (b)                                                     1.81%            1,700,000
                                                                                                -------------
                  PUERTO RICO - 5.0%
                  Puerto Rico Commonwealth Highway & Transportation Authority
                  Series 98A AMBAC
        6,400     7/01/28 (b)                                                      1.72%            6,400,000
                  Puerto Rico Commonwealth TRAN
                  Series 04
        2,500     7/29/05                                                          1.65%            2,500,000
                                                                                                -------------
                                                                                                    8,900,000
                                                                                                -------------
                  TEXAS - 4.7%
                  Gulf Coast Waste Disposal Authority
                  (Exxon Mobil Project) Series 01A AMT
        6,000     6/01/30 (b)                                                      1.70%            6,000,000
                  Port Arthur Navigation District
                  (Texaco, Inc. Project) Series 94
        2,500     10/01/24 (b)                                                     1.74%            2,500,000
                                                                                                -------------
                                                                                                    8,500,000
                                                                                                -------------
                  Total Municipal Bonds
                  (amortized cost
                  $146,466,961)                                                                   146,466,961
                                                                                                -------------
                  COMMERCIAL PAPER-19.3%
                  FLORIDA - 13.7%
                  Florida Local Government Commission
                  Series A
        4,000     10/01/04                                                         1.35%            4,000,000
                  Florida Local Government Finance Commission
                  Series B AMT
        5,000     12/09/04                                                         1.47%            5,000,000
                  Greater Orlando Aviation Authority
                  (Airport Facilities) Series B AMT
        3,500     11/08/04                                                         1.18%            3,500,000
                  Greater Orlando Aviation Authority
                  (Airport Facilities) Series B AMT
        4,000     11/08/04                                                         1.39%            4,000,000
                  Hillsborough County Aviation
                  (PFC Project) Series B AMT
        1,500     11/15/04                                                         1.22%            1,500,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Hillsborough County Aviation
                  (PFC Project) Series B AMT
        6,576     11/15/04                                                         1.40%            6,576,000
                                                                                                -------------
                                                                                                   24,576,000
                                                                                                -------------
                  INDIANA - 2.2%
                  Indianapolis Airport Authority
                  (Subordinate CP Notes) Series 99 AMT
        4,000     11/24/04                                                         1.60%            4,000,000
                                                                                                -------------
                  PUERTO RICO - 2.8%
                  Government Development Bank
        2,000     11/10/04                                                         1.23%            2,000,000
                  Government Development Bank
        3,000     12/15/04                                                         1.45%            3,000,000
                                                                                                -------------
                                                                                                    5,000,000
                                                                                                -------------
                  WASHINGTON - 0.6%
                  Port of Seattle
                  Series 01B-1 AMT
        1,090     12/10/04                                                         1.26%            1,090,000
                                                                                                -------------
                  Total Commercial Paper
                  (amortized cost
                  $34,666,000)                                                                     34,666,000
                                                                                                -------------
                  TOTAL INVESTMENTS -100.9%
                  (amortized cost
                  $181,132,961)                                                                   181,132,961
                  Other assets less
                  liabilities - (0.9%)                                                             (1,665,926)
                                                                                                -------------
                  NET ASSETS - 100%                                                             $ 179,467,035
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      COP   - Certificate of Participation
      FSA   - Financial Security Assurance
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MBIA  - Municipal Bond Investors Assurance
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pullution Control Revenue
      SWRR  - Solid Waste and Resource Recovery
      TRAN  - Tax and Revenue Anticipation Note

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                          AllianceBernstein Municipal Trust - General Portfolio

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS-76.4%
                 ALABAMA - 2.8%
                 Alabama HFA MFHR
                 (Parklane Apts. Project) Series 02B
$       2,850    3/01/27 (b)                                                       1.83%        $   2,850,000
                 Alabama HFA MFHR
                 (Sterling Pointe Apts.) Series 02A AMT
        4,500    2/01/23 (b)                                                       1.78%            4,500,000
                 Alabama IDA
                 (Homeland Vinyl Products) Series 94 AMT
        5,005    11/01/14 (b)                                                      1.83%            5,005,000
                 Chatom IDB PCR
                 (AEC Project) Series 01 AMT
        5,000    4/01/31 (b)                                                       1.83%            5,000,000
                 Mobile IDA
                 (Hosea O. Weaver & Sons Project) Series 99 AMT
        2,500    3/01/09 (b)                                                       1.93%            2,500,000
                                                                                                -------------
                                                                                                   19,855,000
                                                                                                -------------
                 ARIZONA - 1.8%
                 Maricopa County IDA MFHR
                 (Las Gardenias Apts.) Series 00A AMT
        4,495    4/15/33 (b)                                                       1.73%            4,495,000
                 Phoenix Civic Improvement Corp.
                 (Airport Improvements) Series 95 AMT
        1,200    6/01/20 (b)                                                       1.72%            1,200,000
                 Pinal County IDA SWDR
                 (Milky Way Dairy LLC Project) Series 02
        6,750    4/01/32 (b)                                                       1.92%            6,750,000
                                                                                                -------------
                                                                                                   12,445,000
                                                                                                -------------
                 ARKANSAS - 0.6%
                 Arkansas Development Finance Authority
                 (Teris LLC Project) Series 02 AMT
        4,000    3/01/21 (b)                                                       1.76%            4,000,000
                                                                                                -------------
                   CALIFORNIA - 0.7%
                 California Infrastructure & Economic Development Bank IDR
                 (Bonny Doon Winery, Inc. Project) Series 00A AMT
        3,000    5/01/25 (b)                                                       1.77%            3,000,000
                 California Pollution Control Financing Authority SWDR
                 (Norcal Waste Systems, Inc. Project) Series 01A AMT
        2,275    12/01/26 (b)                                                      1.75%            2,275,000
                                                                                                -------------
                                                                                                    5,275,000
                                                                                                -------------
                 COLORADO - 0.7%
                 Colorado Agriculture Development Authority
                 (Rocky Mountain Milling LLC) Series 00 AMT
        3,000    9/01/10 (b)                                                       1.92%            3,000,000
                 Colorado Housing & Finance Authority SWR
                 (Waste Management, Inc. Project) Series 03 AMT
        1,700    8/01/38 (b)                                                       1.75%            1,700,000
                                                                                                -------------
                                                                                                    4,700,000
                                                                                                -------------

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 FLORIDA - 1.9%
                 Broward County HFA MFHR
                 (Sawgrass Pines Apts.) Series 93A AMT
        1,500    11/01/23 (b)                                                      1.75%            1,500,000
                 Florida Housing Finance Corp. MFHR
                 (Wellesley Apts.) Series 03O AMT
        2,900    8/01/35 (b)                                                       1.08%            2,900,000
                 Hillsborough County IDA
                 (Tampa Metro Area YMCA Project) Series 00
        2,000    3/01/25 (b)                                                       1.75%            2,000,000
                 Palm Beach County HFA
                 (Jupiter Medical Center, Inc.) Series 99B
        7,250    8/01/20 (b)                                                       1.75%            7,250,000
                                                                                                -------------
                                                                                                   13,650,000
                                                                                                -------------
                 GEORGIA - 5.3%
                 Dekalb County Housing Authority MFHR
                 (Signature Station Apts.) Series 01 AMT
       17,000    8/01/33 (b)                                                       1.83%           17,000,000
                 East Point Housing Authority MFHR
                 (Eagles Crest Apts. Project) Series 03 AMT
        6,000    6/01/36 (b)                                                       1.83%            6,000,000
                 Fulton County Development Authority MFHR
                 (Hidden Creste Apts. Project) Series 04 AMT
        5,300    11/15/36 (b)                                                      1.83%            5,300,000
                 Savannah Economic Development Authority
                 (Georgia Kaolin) Series 97 AMT
        6,000    7/01/27 (b)                                                       1.75%            6,000,000
                 Tattnall County IDA
                 (Rotary Corp. Project) Series 99 AMT
        3,000    9/01/11 (b)                                                       1.75%            3,000,000
                                                                                                -------------
                                                                                                   37,300,000
                                                                                                -------------
                 ILLINOIS - 11.1%
                 Aurora, Kane, Du Page IDA
                 (Yeomans Chicago Project) Series 98 AMT
        6,000    11/01/28 (b)                                                      1.78%            6,000,000
                 Bolingbrook HFA MFHR
                 (Amberton Apts.) Series 97A AMT
        7,000    2/15/31 (b)                                                       1.80%            7,000,000
                 City of Chicago
                 (J.M.B. Moesle LLC Project) Series 01 AMT
        1,925    1/01/31 (b)                                                       1.91%            1,925,000
                 East Moline IDR
                 (Elliott Aviation Project) Series 99 AMT
        1,120    12/01/19 (b)                                                      1.75%            1,120,000
                 Harvey MFHR
                 (Bethlehem Village) Series 97 AMT
        3,400    12/01/27 (b)                                                      2.09%            3,400,000
                 Illinois Development Finance Authority
                 (Tajon Warehousing Corp.) Series A AMT
        3,100    1/01/10 (b)                                                       1.76%            3,100,000
                 Illinois Development Finance Authority
                 (Trim-Rite Food Corp. Project) Series 00 AMT
        5,425    12/01/25 (b)                                                      1.78%            5,425,000
                 Illinois Development Finance Authority
                 (Valspar Corp.) Series 95 AMT
        6,000    8/01/15 (b)                                                       1.76%            6,000,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Illinois Development Finance Authority IDR
                 (R.A. Zweig, Inc. Project) Series 98 AMT
        4,970    6/01/18 (b)                                                       1.78%            4,970,000
                 Illinois Development Finance Authority IDR
                 (Wiconsin Tool Project) Series 03A
        4,150    12/01/33 (b)                                                      1.81%            4,150,000
                 Illinois Development Finance Authority MFHR
                 (Butterfield Creek Assoc.) Series 99 AMT
        6,750    4/01/39 (b)                                                       1.78%            6,750,000
                 Illinois Development Finance Authority MFHR
                 (Cinnamon Lake Towers) Series 97 AMT
        5,125    4/15/37 (b)                                                       1.75%            5,125,000
                 Illinois Development Finance Authority MFHR
                 (Lakeview Partners 1) Series 98 AMT
        5,225    1/01/28 (b)                                                       1.78%            5,225,000
                 Illinois Development Finance Authority MFHR
                 (Sterling Towers Project) Series 01 AMT
        4,000    10/01/35 (b)                                                      1.76%            4,000,000
                 Lake County IDR
                 (Northpoint Associates LLC Project) Series 94 AMT
        2,000    7/01/29 (b)                                                       1.75%            2,000,000
                 Libertyville IDR
                 (Fabrication Technologies) Series 03 AMT
        4,430    12/01/28 (b)                                                      1.78%            4,430,000
                 Rock Island Metropolitan Airport Authority
                 (Elliot Aviation Project) Series 98 AMT
        2,155    12/01/18 (b)                                                      1.75%            2,155,000
                 Tinley Park IDR
                 (Mariah Partners Project) Series 03 AMT
        3,845    6/01/33 (b)                                                       1.78%            3,845,000
                 Upper Illinois River Valley Development Authority IDR
                 (Tri-Con Materials Project) Series 01 AMT
        1,065    6/01/21 (b)                                                       1.91%            1,065,000
                                                                                                -------------
                                                                                                   77,685,000
                                                                                                -------------
                 INDIANA - 1.8%
                 Princeton IDA
                 (Orion Denki America, Inc. Project) Series 87 AMT
        3,845    5/01/17 (b)                                                       1.99%            3,845,000
                 Rockport Industrial Revenue
                 (Alaska Steel Corp. Project) Series 99A AMT
        5,000    6/01/29 (b)                                                       1.74%            5,000,000
                 Westfield IDR
                 (PL Porter Project) Series 89 AMT
        3,500    12/01/09 (b)                                                      1.89%            3,500,000
                                                                                                -------------
                                                                                                   12,345,000
                                                                                                -------------
                 KANSAS - 2.3%
                 Colwich IDR
                 (Epco Carbondioxide Products) Series 99 AMT
        1,335    8/01/14 (b)                                                       1.83%            1,335,000
                 Dodge City IDR
                 (Farmland National Beef Packing Co.) Series 00 AMT
        6,000    3/01/15 (b)                                                       1.92%            6,000,000
                 Liberal IDR
                 (Farmland National Beef Packing Co.) Series 00 AMT
        5,850    10/01/09 (b)                                                      1.92%            5,850,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Wyandotte County MFHR
                 (Royal Ridge Apts.) Series 02A-1
        2,695    6/15/35 (b)                                                       1.74%            2,695,000
                                                                                                -------------
                                                                                                   15,880,000
                                                                                                -------------
                 KENTUCKY - 1.0%
                 Jefferson County IDA
                 (Strawberry Lane Venture) Series 94 AMT
        1,660    6/01/19 (b)                                                       1.82%            1,660,000
                 Montgomery County
                 (Conn Fineblanking Corp. Project) Series 96 AMT
        5,500    8/01/15 (b)                                                       1.83%            5,500,000
                                                                                                -------------
                                                                                                    7,160,000
                                                                                                -------------
                 LOUISIANA - 2.4%
                 Caddo-Bossier Port
                 (Oakley Louisiana, Inc. Project) Series 98 AMT
        3,555    1/01/28 (b)                                                       1.83%            3,555,000
                 East Baton Rouge Parish Inc., IDB SWDR
                 (Georgia Pacific Corp. Project) Series 04 AMT
        7,100    6/01/29 (b)                                                       1.77%            7,100,000
                 New Orleans IDB MFHR
                 (LGD Rental I Project) Series 03 AMT
        5,875    9/01/38 (b)                                                       1.76%            5,875,000
                                                                                                -------------
                                                                                                   16,530,000
                                                                                                -------------
                 MASSACHUSETTS - 0.2%
                 Massachusetts Development Finance Agency
                 (Belmont Day School) Series 01
        1,200    7/01/31 (b)                                                       1.72%            1,200,000
                                                                                                -------------
                 MICHIGAN - 0.3%
                 Michigan Strategic Fund
                 (Donnelly Corp. Project) Series A AMT
        2,000    3/01/10 (b)                                                       1.80%            2,000,000
                                                                                                -------------
                 MINNESOTA - 1.7%
                 Hennepin County MFHR
                 (Stone Arch Apts. Project) Series 02 AMT
        2,800    4/15/35 (b)                                                       1.74%            2,800,000
                 St. Louis Park MFHR
                 (Newport on Seven Apts.) Series 01 AMT
        5,120    9/15/31 (b)                                                       1.74%            5,120,000
                 St. Paul Port Authority
                 (District Heating) Series 03-2F AMT
        4,000    12/01/23 (b)                                                      1.72%            4,000,000
                                                                                                -------------
                                                                                                   11,920,000
                                                                                                -------------
                 MISSISSIPPI - 6.3%
                 Mississippi Business Finance Corp.
                 (H.M. Richards, Inc. Project) Series 01 AMT
        2,420    12/01/16 (b)                                                      1.83%            2,420,000
                 Mississippi Business Finance Corp. IDR
                 (Corinthian, Inc. Project) Series 01 AMT
        4,630    6/01/16 (b)                                                       1.83%            4,630,000
                 Mississippi Business Finance Corp. IDR
                 (Epco Carbondioxide Products, Inc.) Series 02 AMT
        3,250    3/01/17 (b)                                                       1.83%            3,250,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Mississippi Business Finance Corp. IDR
                 (Howard Industries Project) Series 02 AMT
        2,575    10/01/08 (b)                                                      1.83%            2,575,000
                 Mississippi Business Finance Corp. IDR
                 (Silver Creek Co. Project) Series 01 AMT
        7,055    6/01/19 (b)                                                       1.83%            7,055,000
                 Mississippi Home Corp. MFHR
                 (Highland Park Apts.) Series 01-4 AMT
        7,500    12/01/31 (b)                                                      1.83%            7,500,000
                 Mississippi Home Corp. MFHR
                 (Summer Park Apts.) Series 99D-1 AMT
        9,800    10/01/29 (b)                                                      1.65%            9,800,000
                 Prentiss County IDA
                 (Heidelberg Eastern) Series 87 AMT
        6,650    10/01/17 (b)                                                      1.45%            6,650,000
                                                                                                -------------
                                                                                                   43,880,000
                                                                                                -------------
                 MISSOURI - 0.4%
                 St. Louis IDA
                 (Hammert's Iron Works, Inc.) Series 99 AMT
        2,800    6/01/09 (b)                                                       1.75%            2,800,000
                                                                                                -------------
                 NEBRASKA - 0.2%
                 York County IDR
                 (Epco Carbondioxide Products) Series 98 AMT
        1,500    9/01/08 (b)                                                       1.83%            1,500,000
                                                                                                -------------
                 NEVADA - 0.4%
                 Nevada Business & Industry Department
                 (575 Mill St. Project) Series 98A AMT
        3,195    12/01/28 (b)                                                      1.83%            3,195,000
                                                                                                -------------
                 NORTH CAROLINA - 0.3%
                 Randolph County PCR
                 (Wellmark, Inc. Project) Series 01 AMT
        2,300    2/01/16 (b)                                                       1.81%            2,300,000
                                                                                                -------------
                 NORTH DAKOTA - 2.4%
                 Hebron IDA
                 (Dacco, Inc. Project) Series 98 AMT
        2,655    3/01/15 (b)                                                       1.79%            2,655,000
                 Richland County SWDR
                 (Minnesota-Dakota Farmers Cooperative Project) Series 02 AMT
       14,000    4/01/19 (b)                                                       1.87%           14,000,000
                                                                                                -------------
                                                                                                   16,655,000
                                                                                                -------------
                 OHIO - 0.3%
                 Hamilton County Student Housing Revenue
                 (Block 3 Project) Series 04
        2,200    8/01/36 (b)                                                       1.77%            2,200,000
                 Warren County IDR
                 (Pioneer Industrial Components) Series 85
          200    12/01/05 (b)                                                      1.94%              200,000
                                                                                                -------------
                                                                                                    2,400,000
                                                                                                -------------
                 OREGON - 0.2%
                 Oregon Economic Development Corp.
                 (McFarland Cascade Project) Series 96 AMT
        1,690    11/01/16 (b)                                                      1.79%            1,690,000
                                                                                                -------------

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 PENNSYLVANIA - 0.7%
                 Berks County IDA
                 (Douglassville Prop.) Series 04 AMT
        1,000    7/01/34 (b)                                                       1.79%            1,000,000
                 Chester County Health & Education
                 (Kendal Crosslands Communities Project) Series 03
        1,500    4/01/33 (b)                                                       1.72%            1,500,000
                 Elk County IDA SWDR
                 (Willamette Industries, Inc. Project) Series 92 AMT
        1,000    8/01/10 (b)                                                       1.72%            1,000,000
                 Pennsylvania Higher Educational Facility Authority
                 (Holy Family College) Series 02B
        1,480    12/01/32 (b)                                                      1.72%            1,480,000
                                                                                                -------------
                                                                                                    4,980,000
                                                                                                -------------
                 SOUTH CAROLINA - 0.6%
                 Florence County Solid Waste Disposal & Wastewater Treatment
                 (Roche Carolina, Inc.) Series 97 AMT
        2,500    4/01/27 (b)                                                       1.81%            2,500,000
                 South Carolina Jobs EDA
                 (Titan Wheel International, Inc. Project) Series 95 AMT
        1,500    2/01/10 (b)                                                       1.78%            1,500,000
                                                                                                -------------
                                                                                                    4,000,000
                                                                                                -------------
                 TENNESSEE - 3.2%
                 Blount County IDR
                 (Advanced Crystal Technology, Inc.) Series 88 AMT
        4,000    8/01/08 (b)                                                       1.85%            4,000,000
                 Stewart County IDR SWDR
                 (Standard Gypsum Project) Series 99 AMT
       18,150    5/01/34 (b)                                                       1.80%           18,150,000
                                                                                                -------------
                                                                                                   22,150,000
                                                                                                -------------
                 TEXAS - 9.1%
                 Camp County IDA
                 (Pilgrims Pride Corp.) Series 99 AMT
        8,000    7/01/29 (b)                                                       1.73%            8,000,000
                 Corpus Christi IDA
                 (De Dietrich, Inc.) Series 88 AMT
        3,000    11/01/08 (b)                                                      1.84%            3,000,000
                 De Soto Housing Finance Corp. MFHR
                 (Hickory Manor Sr. Apts.) Series 04 AMT
        4,700    7/01/37 (b)                                                       1.81%            4,700,000
                 Gulf Coast Waste Disposal Authority
                 (Exxonmobil Project) Series 01A
        4,010    6/01/30 (b)                                                       1.70%            4,010,000
                 Harris County Housing Finance Corp. MFHR
                 (Park at Kirkstall Apts.) Series 02
       14,500    12/01/32 (b)                                                      1.83%           14,500,000
                 North Texas Higher Education Authority, Inc.
                 (Student Loan) Series 93A AMT
        3,000    4/01/05 (b)                                                       1.75%            3,000,000
                 Port Arthur Navigation District
                 (Motiva Enterprises Project) Series 02 AMT
       10,945    12/01/27 (b)                                                      1.80%           10,945,000
                 Port Beaumont IDR
                 (EPCO Carbondioxide Products) Series 98 AMT
        2,500    2/01/09 (b)                                                       1.83%            2,500,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Tarrant County Housing Finance Corp. MFHR
                 (Sycamore School Apts.) Series 03 AMT
        6,400    1/01/33 (b)                                                       1.83%            6,400,000
                 Texas State TRAN
                 Series 04
        7,000    8/31/05                                                           1.60%            7,088,203
                                                                                                -------------
                                                                                                   64,143,203
                                                                                                -------------
                 VIRGINIA - 0.5%
                 Henrico County EDA
                 (White Oak, Ltd. Project) Series 00 AMT
        3,500    10/01/27 (b)                                                      1.73%            3,500,000
                                                                                                -------------
                 WASHINGTON - 10.3%
                 Olympia Economic Development Corp.
                 (Spring Air Northwest Project) Series 98 AMT
        1,150    11/01/23 (b)                                                      1.79%            1,150,000
                 Washington Economic Development Finance Authority
                 (Darigold, Inc./Westfarm Foods) Series 01 AMT
        7,375    8/01/24 (b)                                                       1.87%            7,375,000
                 Washington Economic Development Finance Authority
                 (Darigold, Inc./Westfarm Foods) Series 01L AMT
        1,000    11/01/18 (b)                                                      1.87%            1,000,000
                 Washington Economic Development Finance Authority SWDR
                 (Waste Management Project) Series 00H AMT
        6,825    10/01/25 (b)                                                      1.78%            6,825,000
                 Washington Economic Development Finance Authority SWDR
                 (Waste Management Project) Series 01C AMT
        5,500    2/01/26 (b)                                                       1.78%            5,500,000
                 Washington Economic Development Finance Authority SWDR
                 (Waste Management, Inc. Project) Series 02D AMT
        8,000    7/01/27 (b)                                                       1.75%            8,000,000
                 Washington Economic Development Finance Authority SWDR
                 (Waste Management, Inc. Project) Series 02E AMT
        5,000    10/01/27 (b)                                                      1.75%            5,000,000
                 Washington Housing Finance Commission MFHR
                 (Assisted Living Concepts) Series 96 AMT
        5,300    1/01/17 (b)                                                       1.79%            5,300,000
                 Washington Housing Finance Commission MFHR
                 (Evergreen Ridge Apts. Project) AMT
        2,045    12/01/24 (b)                                                      1.79%            2,045,000
                 Washington Housing Finance Commission MFHR
                 (Hamilton Place) Series 96 AMT
        2,700    7/01/28 (b)                                                       1.77%            2,700,000
                 Washington Housing Finance Commission MFHR
                 (Heatherstone Apts.) Series 95 AMT
        8,010    7/01/25 (b)                                                       1.78%            8,010,000
                 Washington Housing Finance Commission MFHR
                 (Larkin Place Apts.) Series 96 AMT
        5,040    7/01/28 (b)                                                       1.77%            5,040,000
                 Washington Housing Finance Commission MFHR
                 (Oxford Square Apts.) Series 98A AMT
        2,250    12/01/28 (b)                                                      1.79%            2,250,000
                 Washington Housing Finance Commission MFHR
                 (Pacific Inns Apts. Project) Series A AMT
        2,575    5/01/28 (b)                                                       1.79%            2,575,000
                 Washington Housing Finance Commission MFHR
                 (Sherwood Springs Apts.) Series 97 AMT
        3,720    9/01/27 (b)                                                       1.79%            3,720,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Washington Housing Finance Commission MFHR
                 (Twin Ponds) Series 98A AMT
        5,515    2/01/28 (b)                                                       1.77%            5,515,000
                                                                                                -------------
                                                                                                   72,005,000
                                                                                                -------------
                 WEST VIRGINIA - 3.7%
                 Marion County SWDR
                 (Grant Town Cogeneration Project) Series 91B AMT
        9,070    10/01/17 (b)                                                      1.77%            9,070,000
                 Marion County SWDR
                 (Grant Town Cogeneration Project) Series 92A AMT
       16,900    10/01/17 (b)                                                      1.73%           16,900,000
                                                                                                -------------
                                                                                                   25,970,000
                                                                                                -------------
                 WISCONSIN - 2.6%
                 Antigo Wisconsin IDA
                 (Plaspack USA, Inc.) Series 98A AMT
        2,100    12/01/18 (b)                                                      1.75%            2,100,000
                 Farmington IDR
                 (Swiss Valley Farms Co. Project) Series 00 AMT
        2,550    11/01/20 (b)                                                      1.81%            2,550,000
                 Kaukauna IDR
                 (Valley Tissue) Series A AMT
        1,770    9/01/20 (b)                                                       1.75%            1,770,000
                 Kenosha IDR
                 (Leblanc Corp. Project) Series 98A AMT
        1,500    12/01/18 (b)                                                      1.75%            1,500,000
                 Onalaska IDA
                 (Empire Screen Printing) Series 98 AMT
        1,625    5/01/18 (b)                                                       1.75%            1,625,000
                 Wisconsin Housing  Economic Development Authority
                 (Homeownership) Series 02C AMT
        1,190    9/01/22 (b)                                                       1.73%            1,190,000
                 Wisconsin Housing  Economic Development Authority
                 (Homeownership) Series 02E AMT
        7,890    9/01/32 (b)                                                       1.73%            7,890,000
                                                                                                -------------
                                                                                                   18,625,000
                                                                                                -------------
                 WYOMING - 0.6%
                 Lincoln County PCR
                 (Exxon Project) Series 87B AMT
        4,000    7/01/17 (b)                                                       1.72%            4,000,000
                                                                                                -------------
                 Total Municipal Bonds
                 (amortized cost
                 $535,738,203)                                                                    535,738,203
                                                                                                -------------
                 COMMERCIAL PAPER-23.5%
                 FLORIDA - 1.7%
                 Greater Orlando Aviation Authority
                 (Airport Facilities) Series B AMT
        6,400    11/08/04                                                          1.18%            6,400,000
                 Indian River
                 (Hospital District) Series 89
        5,500    3/10/05                                                           1.63%            5,500,000
                                                                                                -------------
                                                                                                   11,900,000
                                                                                                -------------

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 HAWAII - 1.1%
                 Honolulu City & County
                 Series 04
        8,000    10/06/04                                                          1.17%            8,000,000
                                                                                                -------------
                 ILLINOIS - 1.8%
                 Chicago Midway Airport
                 Series 03 AMT
       12,883    11/15/04                                                          1.44%           12,883,000
                                                                                                -------------
                 KENTUCKY - 2.9%
                 Pendleton County
                 (Kentucky Assoc. of County Leasing)
       20,000    12/10/04                                                          1.20%           20,000,000
                                                                                                -------------
                 MASSACHUSETTS - 0.4%
                 Massachusetts Water Resources Authority
                 Series 99
        2,500    11/09/04                                                          1.35%            2,500,000
                                                                                                -------------
                 MINNESOTA - 3.6%
                 Minneapolis-St. Paul Metropolitan Airport
                 (Subordinated Revenue Notes) Series B AMT
        8,000    11/10/04                                                          1.23%            8,000,000
                 Minneapolis-St. Paul Metropolitan Airport
                 (Subordinated Revenue Notes) Series B AMT
       10,500    12/09/04                                                          1.27%           10,500,000
                 Minneapolis-St. Paul Metropolitan Airport
                 (Subordinated Revenue Notes) Series B AMT
        7,000    12/10/04                                                          1.27%            7,000,000
                                                                                                -------------
                                                                                                   25,500,000
                                                                                                -------------
                 NEW YORK - 2.5%
                 Metropolitan Transportation
                 (Transit Facility Special Obligation) Series CP-1A
        6,500    2/10/05                                                           1.25%            6,500,000
                 New York City Municipal Water Authority
                 Series 1
       11,000    10/28/04                                                          1.18%           11,000,000
                                                                                                -------------
                                                                                                   17,500,000
                                                                                                -------------
                 PENNSYLVANIA - 0.9%
                 Montgomery County IDA
                 (Exelon Generation Co.) Series 01A AMT
        6,150    12/10/04                                                          1.27%            6,150,000
                                                                                                -------------
                 TEXAS - 6.5%
                 Austin Combined Utility System
                 (Travis & Williamson County) Series 04A
        8,300    10/28/04                                                          1.50%            8,300,000
                 Dallas Area Rapid TAN
                 (Senior Sub. Lien Sales Tax Revenue) Series 01
       15,000    10/12/04                                                          1.15%           15,000,000
                 Houston Airport
                 Series A AMT
        5,000    11/02/04                                                          1.20%            5,000,000
                 Texas A&M University
                 (Revenue Financing System) Series B
       10,000    2/10/05                                                           1.38%           10,000,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 University of Texas Board of Regents
                 (Revenue Financing System) Series A
        7,000    11/01/04                                                          1.20%            7,000,000
                                                                                                -------------
                                                                                                   45,300,000
                                                                                                -------------
                 VIRGINIA - 0.7%
                 Metropolitan Washington DC Airport Autthority
                 AMT
        5,000    11/02/04                                                          1.17%            5,000,000
                                                                                                -------------
                 WEST VIRGINIA - 1.4%
                 West Virginia Public Energy Authority
                 (Morgantown Energy Association Project) Series 89A AMT
       10,000    12/08/04                                                          1.44%           10,000,000
                                                                                                -------------
                 Total Commercial Paper
                 (amortized cost
                 $164,733,000)                                                                    164,733,000
                                                                                                -------------
                 TOTAL INVESTMENTS -99.9%
                 (amortized cost
                 $700,471,203)                                                                    700,471,203
                 Other assets less
                 liabilities - 0.1%                                                                   938,297
                                                                                                -------------
                 NET ASSETS - 100%                                                              $ 701,409,500
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      EDA  - Economic Development Authority
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDB  - Industrial Development Board
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SWR  - Solid Waste Revenue
      SWDR - Solid Waste Disposal Revenue
      TAN  - Tax Anticipation Note
      TRAN - Tax & Revenue Anticipation Note

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                    AllianceBernstein Municipal Trust - Massachusetts Portfolio

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS-82.8%
                 ILLINOIS - 3.8%
                 Will County Illinois Exempt Facilities Revenue
                 (BP Amoco Chemical Project) Series 01 AMT
$       1,400    7/01/32 (b)                                                       1.79%        $  1,400,000
                                                                                                -------------
                 INDIANA - 4.0%
                 Crawfordsville EDA
                 (Pedcor Investments/Shady Knoll) Series 95 AMT
        1,497    4/01/30 (b)                                                       1.85%           1,497,000
                                                                                                -------------
                 MASSACHUSETTS - 66.8%
                 Danvers Mass BAN
                 Series 04
        1,025    3/18/05                                                           1.35%           1,030,384
                 Massachusetts Development Finance Agency
                 (Assumption College) Series 02C
        1,420    3/01/32 (b)                                                       1.72%           1,420,000
                 Massachusetts Development Finance Agency
                 (Belmont Day School) Series 01
          800    7/01/31 (b)                                                       1.72%             800,000
                 Massachusetts Development Finance Agency
                 (Elderhostel, Inc.) Series 00
        1,000    8/01/30 (b)                                                       1.08%           1,000,000
                 Massachusetts Development Finance Agency
                 (ICC Realty Project) Series 97 AMT
        1,300    12/01/16 (b)                                                      1.75%           1,300,000
                 Massachusetts Development Finance Agency
                 (Lenox Library) Series 02
        1,000    7/01/22 (b)                                                       1.80%           1,000,000
                 Massachusetts Development Finance Agency
                 (Masonic Nursing Home, Inc.) Series 02
        1,500    7/01/32 (b)                                                       1.64%           1,500,000
                 Massachusetts Development Finance Agency
                 (Newark Group Project) Series 01A AMT
        1,000    7/01/31 (b)                                                       1.75%           1,000,000
                 Massachusetts Development Finance Agency
                 (Waste Management, Inc.) Series 99 AMT
        2,000    7/01/29 (b)                                                       1.77%           2,000,000
                 Massachusetts Development Finance Agency
                 (Whalers Cove Project) Series 01A AMT
        2,750    9/01/34 (b)                                                       1.74%           2,750,000
                 Massachusetts Development Finance Agency IDR
                 (925 Realty Trust LLC) Series 01 AMT
        2,140    2/01/20 (b)                                                       1.82%           2,140,000
                 Massachusetts GO
                 Series 97B
        1,300    8/01/15 (b)                                                       1.73%           1,300,000
                 Massachusetts Health & Educational Facilities
                 (Wellesley College) Series 92E
        1,000    7/01/22 (b)                                                       1.62%           1,000,000
                 Massachusetts Health & Educational Facilities Authority
                 (Harvard University) Series 00Y
        1,300    7/01/35 (b)                                                       1.63%           1,300,000

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 Massachusetts Health & Educational Facilities Authority
                 (Massachusetts Institute of Technology) Series 01-J1
          600    7/01/31 (b)                                                       1.64%             600,000
                 Massachusetts Health & Educational Facilities Authority
                 (Wellesley College) Series 99G
          500    7/01/39 (b)                                                       1.63%             500,000
                 Massachusetts IFA
                 (ADP, Inc. Project) Series 97
        1,000    12/01/19 (b)                                                      1.95%           1,000,000
                 Massachusetts IFA
                 (Heritage at Hingham) Series 97 AMT
        2,000    7/01/29 (b)                                                       1.75%           2,000,000
                 Massachusetts Water Resources Authority
                 Series 00 B FGIC
        1,000    8/01/37 (b)                                                       1.69%           1,000,000
                                                                                                -------------
                                                                                                  24,640,384
                                                                                                -------------
                 MINNESOTA - 3.0%
                 Dakota County Community Development Agency MFHR
                 (Regatta Commons Project) Series 03A AMT
        1,100    1/01/38 (b)                                                       1.87%           1,100,000
                                                                                                -------------
                 PUERTO RICO - 5.2%
                 Puerto Rico Commonwealth Highway & Transportation Authority
                 Series 98A AMBAC
          700    7/01/28 (b)                                                       1.72%             700,000
                 Puerto Rico Commonwealth TRAN
                 Series 04
        1,200    7/29/05                                                           1.65%           1,213,008
                                                                                                -------------
                                                                                                   1,913,008
                                                                                                -------------
                 Total Municipal Bonds
                 (amortized cost
                 $30,550,392)                                                                     30,550,392
                                                                                                -------------
                 COMMERCIAL PAPER-19.3%
                 MASSACHUSETTS - 13.8%
                 Massachusetts Development Finance Agency
                 (Program 2)
          400    10/06/04                                                          1.17%             400,000
                 Massachusetts Development Finance Agency
                 (Program 3)
        1,700    2/08/05                                                           1.38%           1,700,000
                 Massachusetts Development Finance Agency
                 (Program 3)
          500    2/17/05                                                           1.38%             500,000
                 Massachusetts Port Authority
                 Series 03B AMT
        1,000    12/09/04                                                          1.90%           1,000,000
                 Massachusetts Water Resources Authority
                 Series 99
        1,500    11/09/04                                                          1.84%           1,500,000
                                                                                                -------------
                                                                                                   5,100,000
                                                                                                -------------

  Principal
   Amount
    (000)        Security (a)                                                      Yield                Value
-------------------------------------------------------------------------------------------------------------
                 WASHINGTON - 2.8%
                 Port of Seattle
                 (Sub Lien Revenue Note) Series 01B-2 AMT
        1,010    12/14/04                                                          1.51%           1,010,000
                                                                                                -------------
                 WEST VIRGINIA - 2.7%
                 West Virginia Public Energy Authority
                 (Morgantown Energy Association Project) Series 89A AMT
        1,000    12/10/04                                                          1.27%           1,000,000
                                                                                                -------------
                 Total Commercial Paper
                 (amortized cost
                 $7,110,000)                                                                       7,110,000
                                                                                                -------------
                 TOTAL INVESTMENTS -102.1%
                 (amortized cost
                 $37,660,392)                                                                     37,660,392
                 Other assets less
                 liabilities - (2.1%)                                                               (791,207)
                                                                                                -------------
                 NET ASSETS - 100%                                                              $ 36,869,185
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      EDA   - Economic Development Authority
      FGIC  - Financial Guaranty Insurance Company
      GO    - General Obligation
      IDR   - Industrial Development Revenue
      IFA   - Industrial Finance Authority
      MFHR  - Multi-Family Housing Revenue
      TRAN  - Tax and Revenue Anticipation Note

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                       AllianceBernstein Municipal Trust - New Jersey Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-79.1%
                  COLORADO - 0.8%
                  Colorado HFA
                  (Corey Building Project) Series 04A AMT
      $ 1,530     2/01/29 (b)                                                       1.76%       $   1,530,000
                                                                                                --------------
                  ILLINOIS - 1.9%
                  Huntley Illinois IDR
                  (Colony Incorporated Project) Series 99 AMT
        2,750     7/01/24 (b)                                                       1.72%           2,750,000
                  Illinois Development Finance Authority
                  (Adrora Central Catholic High School) Series 94
        1,000     4/01/24 (b)                                                       1.95%           1,000,000
                                                                                                --------------
                                                                                                    3,750,000
                                                                                                --------------
                  INDIANA - 1.6%
                  Valparaiso Industy Economic Development
                  (Block Heavy & Highway Project) Series 99
        3,205     5/01/19 (b)                                                       1.75%           3,205,000
                                                                                                --------------
                  MINNESOTA - 1.5%
                  Minnesota State Higher Education Facilities Authority
                  (Bethel College) Series 04-5-V
        2,250     6/01/34 (b)                                                       1.40%           2,250,000
                  Montrose IDR
                  (Lyman Lumber Company Project) Series 01 AMT
          675     5/01/26 (b)                                                       1.87%             675,000
                                                                                                --------------
                                                                                                    2,925,000
                                                                                                --------------
                  NEW JERSEY - 65.9%
                  Atlantic City Improvement Authority
                  (Pooled Govt. Loan Program) Series 86
        2,800     7/01/26 (b)                                                       1.68%           2,800,000
                  Bergen County Improvement Authority
                  (Kentshire Apts. Project) Series 01 AMT
        6,000     3/15/34 (b)                                                       1.73%           6,000,000
                  Brick Township New Jersey TAN
                  Series 04
        4,000     4/14/05                                                           1.45%           4,022,149
                  Jersey City Redevelopment Agency
                  (Dixon Mill Apts. Project) Series 00A
        4,135     5/15/30 (b)                                                       1.68%           4,135,000
                  Middlesex County Improvement Authority
                  (Woodbridge Township Project) Series 04
        3,000     1/26/05                                                           1.16%           3,007,960
                  Monmouth County Improvement Authority
                  (Pooled Govt. Loan Prog.) Series 86
        2,300     8/01/16 (b)                                                       1.65%           2,300,000
                  New Jersey EDA
                  (Economic Growth-Kirker Ent.) Series 96 AMT
          300     1/01/05 (b)                                                       1.68%             300,000
                  New Jersey EDA
                  (Economic Growth-Mona Industries) Series 96 AMT
        1,800     1/01/16 (b)                                                       1.68%           1,800,000
                  New Jersey EDA
                  (Encap Golf Holdings LLC Project) Series 04 AMT
        7,000     2/01/16 (b)                                                       1.34%           7,000,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  New Jersey EDA
                  (Gardens Winchester) Series 04B
        2,500     11/01/31 (b)                                                      1.72%           2,500,000
                  New Jersey EDA
                  (Geriatric Services Housing Corp., Inc.) Series 01
        2,000     11/01/31 (b)                                                      1.67%           2,000,000
                  New Jersey EDA
                  (Intl Processing Corp.) Series 01 AMT
        1,650     10/01/23 (b)                                                      1.75%           1,650,000
                  New Jersey EDA
                  (Marina Energy LLC) Series 01A AMT
        9,500     9/01/31 (b)                                                       1.70%           9,500,000
                  New Jersey EDA
                  (Port Newark Container LLC) Series 03 AMT
        5,600     7/01/30 (b)                                                       1.72%           5,600,000
                  New Jersey EDA
                  (Presbyterian Homes) Series 02B
        5,000     12/01/32 (b)                                                      1.69%           5,000,000
                  New Jersey EDA
                  (Republic Services, Inc.) Series 01 AMT
        8,000     8/01/13 (b)                                                       1.75%           8,000,000
                  New Jersey EDA
                  (Stone Brothers Secaucus LLC) Series 01 AMT
        1,555     9/01/21 (b)                                                       1.56%           1,555,000
                  New Jersey EDA
                  (The Homasote Co. Project) Series 96-E AMT
        1,475     11/01/06 (b)                                                      1.79%           1,475,000
                  New Jersey EDA
                  (Thermal Energy Ltd. Partnership) Series 95 AMT
        3,000     12/01/09 (b)                                                      1.70%           3,000,000
                  New Jersey EDA
                  (Thermal Energy Ltd.) Series 97 AMT
        5,500     12/01/31 (b)                                                      1.70%           5,500,000
                  New Jersey EDA
                  (Vahariolos Partners Project) Series H AMT
        1,475     11/01/16 (b)                                                      1.79%           1,475,000
                  New Jersey Health Care Facilities
                  (Bayshore Community Health) Series 04A-1
        7,000     7/01/14 (b)                                                       1.69%           7,000,000
                  New Jersey Health Care Facilities
                  (Meridian Nursing & Rehab.) Series 04A-3
        2,000     7/01/35 (b)                                                       1.65%           2,000,000
                  New Jersey Health Care Facilities
                  (RWJ Health Care Corp.) Series 02
        6,100     7/01/32 (b)                                                       1.73%           6,100,000
                  New Jersey Health Care Facilities
                  (St. Peter's University Hospital) Series 00B
        7,900     7/01/30 (b)                                                       1.70%           7,900,000
                  New Jersey State MFHR
                  (Single Family Housing Bond) Series 03B AMT
        3,000     10/01/04                                                          1.10%           3,000,000
                  New Jersey State Turnpike Authority
                  (Turnpike Revenue) Series 91D FGIC
        2,050     1/01/18 (b)                                                       1.65%           2,050,000
                  New Jersey Turnpike Authority
                  (Turnpike Revenue Bond) Series 03 C-1 FSA
        9,055     1/01/24 (b)                                                       1.68%           9,055,000
                  New Jersey Turnpike Authority
                  (Turnpike Revenue Bond) Series 03-1 FSA
        5,800     1/01/24 (b)                                                       1.68%           5,800,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  Salem County PCR
                  (Dupont Corp.) Series 82A
        2,400     3/01/12 (b)                                                       1.30%           2,400,000
                  Verona New Jersey GO BAN
                  Series 04-05
        5,894     1/14/05                                                           1.29%           5,913,913
                                                                                                --------------
                                                                                                  129,839,022
                                                                                                --------------
                  NEW YORK - 3.8%
                  New York HFA
                  (Worth St.) Series 01A AMT
        4,000     5/15/33 (b)                                                       1.70%           4,000,000
                  Port Authority of New York & New Jersey Special Obligation
                  (Versatile Structure) Series 95-3
        2,500     6/01/20 (b)                                                       1.74%           2,500,000
                  Port Authority of New York & New Jersey Special Obligation
                  (Versatle Structure) Series 97-1R AMT
        1,000     8/01/28 (b)                                                       1.75%           1,000,000
                                                                                                --------------
                                                                                                    7,500,000
                                                                                                --------------
                  OHIO - 0.5%
                  Licking County Health Care Facilities
                  (Ref & Impt-Kendal) Series 03
        1,000     11/01/33 (b)                                                      1.69%           1,000,000
                                                                                                --------------
                  PENNSYLVANIA - 2.1%
                  Berks County Pennsylvania IDA
                  (One Douglassville Prop.) Series 04 AMT
        2,600     7/01/34 (b)                                                       1.79%           2,600,000
                  Chester County Pennsylvania IDA
                  (University Student Housing LLC Project) Series 03
        1,500     8/01/35 (b)                                                       1.77%           1,500,000
                                                                                                --------------
                                                                                                    4,100,000
                                                                                                --------------
                  WISCONSIN - 1.0%
                  Appleton IDR
                  (Great Northern Corporation Project) Series 02A AMT
        2,000     9/01/19 (b)                                                       1.75%           2,000,000
                                                                                                --------------
                  Total Municipal Bonds
                  (amortized cost
                  $155,849,022)                                                                   155,849,022
                                                                                                --------------
                  COMMERCIAL PAPER-21.0%
                  MASSACHUSETTS - 1.4%
                  Massachusetts State Development Finance Agency
                  (Program 3)
        2,750     2/08/05                                                           1.38%           2,750,000
                                                                                                --------------
                  NEW JERSEY - 10.7%
                  New Jersey EDA
                  (Chamber Cogeneration) Series 91 AMT
        5,000     11/09/04                                                          1.13%           5,000,000
                  New Jersey EDA
                  (Chamber Cogeneration) Series 91 AMT
        6,100     12/09/04                                                          1.20%           6,100,000
                  New Jersey EDA
                  (Keystone Project) Series 92 AMT
        5,000     3/11/05                                                           1.57%           5,000,000
                  New Jersey Educational Facilities Authority
                  (Princeton University) Series 97A
        5,000     12/01/04                                                          1.25%           5,000,000
                                                                                                --------------
                                                                                                   21,100,000
                                                                                                --------------

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  NEW YORK - 3.4%
                  Port Authority of New York & New Jersey
                  AMT
        3,010     2/09/05                                                           1.27%           3,010,000
                  Port Authority of New York & New Jersey
                  AMT
        3,720     12/08/04                                                          1.29%           3,720,000
                                                                                                --------------
                                                                                                    6,730,000
                                                                                                --------------
                  PUERTO RICO - 4.3%
                  Government Development Bank
        2,100     12/10/04                                                          1.20%           2,100,000
                  Government Development Bank
        4,500     11/10/04                                                          1.23%           4,500,000
                  Government Development Bank
        2,000     12/15/04                                                          1.45%           2,000,000
                                                                                                --------------
                                                                                                    8,600,000
                                                                                                --------------
                  TEXAS - 1.2%
                  Port Arthur Naval District of Jefferson County
                  (BASF Corp.)
        2,300     11/10/04                                                          1.22%           2,300,000
                                                                                                --------------
                  Total Commercial Paper
                  (amortized cost
                  $41,480,000)                                                                     41,480,000
                                                                                                --------------
                  TOTAL INVESTMENTS -100.1%
                  (amortized cost
                  $197,329,022)                                                                   197,329,022
                  Other assets less
                  liabilities - (0.1%)                                                               (255,755)
                                                                                                --------------
                  NET ASSETS - 100%                                                             $ 197,073,267
                                                                                                --------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      EDA  - Economic Development Authority
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      TAN  - Tax Anticipation Note

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                         AllianceBernstein Municipal Trust - New York Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-81.2%
                  NEW YORK - 81.2%
                  Albany IDA
                  (Davies Office Refurbishing, Inc.) Series 95 AMT
$       1,650     9/01/15 (b)                                                       1.76%       $  1,650,000
                  Albany IDA
                  (Davies Office Refurbishing, Inc.) Series 97 AMT
        1,510     2/01/17 (b)                                                       1.76%          1,510,000
                  Albany IDA
                  (Newkirk Products, Inc. Project) Series 95A
        1,200     2/01/20 (b)                                                       1.76%          1,200,000
                  Albany IDA
                  (South Mall Towers Project) Series 03A AMT
        5,945     8/15/35 (b)                                                       1.73%          5,945,000
                  Arlington New York Central School District TAN
                  Series 04
        4,000     11/05/04                                                          1.19%          4,002,100
                  Berne Knox Westerlo New York Central School District BAN
                  Series 04
        1,600     1/07/05                                                           1.39%          1,602,574
                  Bethlehem IDA
                  (467 Delaware Ave LLC) Series 03A AMT
       11,100     9/01/33 (b)                                                       1.76%         11,100,000
                  Chenango County IDA
                  (Grace View Manor Nursing) Series 03
        2,800     2/01/29 (b)                                                       1.69%          2,800,000
                  Edgemont Union Free School District TAN
                  Series 04
        4,000     1/21/05                                                           1.45%          4,012,704
                  Guilderland New York Central School District TAN
                  Series 04
        4,000     10/29/04                                                          1.18%          4,001,734
                  Huntington New York Union Free School District TAN
                  Series 04
        2,800     6/29/05                                                           1.60%          2,828,721
                  Islip IDA
                  (Radiation Dynamics) Series 88A AMT
        6,000     1/01/09 (b)                                                       1.79%          6,000,000
                  Lakeland Central School District New York Shrub Oak TAN
                  Series 04
        5,400     10/22/04                                                          1.17%          5,401,775
                  Long Island Power Authority New York Electric Systems
                  Subordinated Series 98-1A
        2,000     5/01/33 (b)                                                       1.68%          2,000,000
                  Metropolitan Transit Authority
                  Series 04 Subseries A-3 XLCA
        3,000     11/01/34 (b)                                                      1.69%          3,000,000
                  Monroe County IDA
                  (St. Ann's Nursing Home) Series 00
        1,200     7/01/30 (b)                                                       1.65%          1,200,000
                  New York City GO
                  Series 04-H6
        4,100     3/01/34 (b)                                                       1.70%          4,100,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  New York City GO
                  Series 93E-4
        2,600     8/01/22 (b)                                                       1.72%          2,600,000
                  New York City GO
                  Series 95F-6
        5,150     2/15/18 (b)                                                       1.69%          5,150,000
                  New York City GO
                  Series 96J-2
        3,600     2/15/16 (b)                                                       1.68%          3,600,000
                  New York City IDA
                  (Korean Airlines Co.) Series 97A AMT
       20,000     11/01/24 (b)                                                      1.71%         20,000,000
                  New York City IDA
                  (New York Stock Exchange) Series 04 B
        3,110     5/01/33 (b)                                                       1.70%          3,110,000
                  New York City Municipal Water Authority
                  Series 94G FGIC
        1,500     6/15/24 (b)                                                       1.73%          1,500,000
                  New York City TFA
                  (Future Tax Secured) Series 02C-5
        4,000     8/01/31 (b)                                                       1.72%          4,000,000
                  New York City TFA
                  (NYC Recovery) Series 02-3B
        9,400     11/01/22 (b)                                                      1.80%          9,400,000
                  New York Dormitory Authority
                  (Teresian House Housing Corp.) Series 03
        5,000     7/01/33 (b)                                                       1.66%          5,000,000
                  New York State Environmental Facilities Corp. SWDR
                  (Waste Management, Inc.) Series 02B AMT
        3,400     5/01/19 (b)                                                       1.66%          3,400,000
                  New York State HFA
                  (1500 Lexington Ave.) Series 02A AMT
        4,300     5/15/34 (b)                                                       1.75%          4,300,000
                  New York State HFA
                  (350 West 43rd St. Housing) Series 01A AMT
        8,650     11/01/34 (b)                                                      1.70%          8,650,000
                  New York State HFA
                  (350 West 43rd St. Housing) Series 02A AMT
        5,000     11/01/34 (b)                                                      1.70%          5,000,000
                  New York State HFA
                  (350 West 43rd St. Housing) Series 04A AMT
        6,800     11/01/34 (b)                                                      1.70%          6,800,000
                  New York State HFA
                  (363 West 30th Street) Series 00A AMT
        6,600     11/01/32 (b)                                                      1.71%          6,600,000
                  New York State HFA
                  (Saville Housing) Series 02A AMT
       18,000     11/01/35 (b)                                                      1.70%         18,000,000
                  New York State HFA
                  (South Cove Plaza) Series 99A AMT
       18,900     11/01/30 (b)                                                      1.75%         18,900,000
                  New York State HFA
                  (Victory Housing) Series 02A AMT
        7,000     11/01/33 (b)                                                      1.73%          7,000,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  New York State HFA
                  (Worth St.) Series 01A AMT
        4,000     5/15/33 (b)                                                       1.70%          4,000,000
                  New York State HFA MFHR
                  (240 East 39th Street - Saxony Apartments) Series 97A AMT
        9,000     5/15/30 (b)                                                       1.70%          9,000,000
                  New York State HFA MFHR
                  (Wood Creek Meadows) Series 88A AMBAC AMT
        6,850     11/01/28 (b)                                                      1.73%          6,850,000
                  New York State Local Government Assistance Corp.
                  Series 95E
        3,000     4/01/25 (b)                                                       1.68%          3,000,000
                  North Amityville Fire Company, Inc.,
                  Series 03
        2,650     9/01/23 (b)                                                       1.69%          2,650,000
                  Oneida Indian Nation
                  Series 02
       10,500     10/01/32 (b)                                                      1.65%         10,500,000
                  Onondaga County IDA
                  (Solvay Paperboard LLC) Series 00A
        9,500     7/01/23 (b)                                                       1.78%          9,500,000
                  Onondaga County IDA
                  (Solvay Paperboard Project) Series 01 AMT
        1,000     7/01/23 (b)                                                       1.78%          1,000,000
                  Ontario County IDA
                  (Ultrafab, Inc.) Series 95 AMT
        1,500     12/01/15 (b)                                                      1.80%          1,500,000
                  Port Authority New York & New Jersey Special Obligation
                  (Versatile Structure Obligation) Series 94-2
        8,000     5/01/19 (b)                                                       1.73%          8,000,000
                  Queensbury New York Union Free School District BAN
                  Series 04
       13,279     1/06/05                                                           1.30%         13,303,481
                  Rensselaer County IDA
                  (Rensselaer Polytechnic Institute Project) Series 97A
        3,500     2/01/22 (b)                                                       1.70%          3,500,000
                  Suffolk County IDA
                  (ADP, Inc. Project) Series 97
        2,285     4/01/18 (b)                                                       1.95%          2,285,000
                  Suffolk County IDA
                  (Bio-Botanica, Inc.) Series 99
        3,780     12/01/19 (b)                                                      1.73%          3,780,000
                  Triborough Bridge & Tunnel Authority
                  Series 00A FSA
        2,300     1/01/31 (b)                                                       1.69%          2,300,000
                  Triborough Bridge & Tunnel Authority BAN
                  Series 02F
        5,800     11/01/32 (b)                                                      1.68%          5,800,000
                  Vestal New York BAN
                  Series 04
        6,040     7/15/05                                                           1.79%          6,096,421
                  Wantagh New York Union Free School District TAN
                  Series 04
        1,200     6/29/05                                                           1.59%          1,212,444
                  Warren & Washington Counties
                  (Glen at Hiland Meadows Project) Series 00
       10,430     12/15/30 (b)                                                      1.63%         10,430,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  West Islip New York Union Free School District TAN
                  Series 04
        8,150     6/29/05                                                           1.62%          8,217,687
                  West Seneca New York Central School District TAN
                  Series 04B
        3,900     11/04/04                                                          1.19%          3,902,952
                  Westchester County IDA
                  (Catharine Field Home) Series 01
       14,645     1/01/31 (b)                                                       1.67%         14,645,000
                  Westchester County IDA
                  (Hunterbrook Ridge) Series 01
          560     1/01/31 (b)                                                       1.67%            560,000
                  Westchester County IDA
                  (Levister Redevelopment) Series 01A AMT
        3,000     8/01/33 (b)                                                       1.75%          3,000,000
                                                                                                -------------
                                                                                                 330,397,593
                                                                                                -------------
                  Total Municipal Bonds
                  (amortized cost
                  $330,397,593)                                                                  330,397,593
                                                                                                -------------
                  COMMERCIAL PAPER-17.4%
                  NEW YORK - 15.2%
                  Cornell University
        5,400     12/08/04                                                          1.51%          5,400,000
                  Metropolitian Transit Authority BAN
                  (Transit Facility Special Obligation) Series CP-1A
       10,000     12/01/04                                                          1.34%         10,000,000
                  Metropolitian Transit Authority BAN
                  (Transit Facility Special Obligation) Series CP-1A
        5,000     12/09/04                                                          1.40%          5,000,000
                  New York City Municipal Water Authority
                  Series 1
       12,000     10/28/04                                                          1.18%         12,000,000
                  New York City Municipal Water Authority
                  Series 6
        3,000     11/09/04                                                          1.17%          3,000,000
                  New York City Municipal Water Authority
                  Series 6
        5,000     11/09/04                                                          1.19%          5,000,000
                  New York State Power Authority
                  Series 1
       10,000     11/09/04                                                          1.20%         10,000,000
                  New York Thruway Authority
                  Series 00 CP-1
       11,200     2/10/05                                                           1.23%         11,200,000
                                                                                                -------------
                                                                                                  61,600,000
                                                                                                -------------
                  PUERTO RICO - 2.2%
                  Government Development Bank
        9,100     11/10/04                                                          1.23%          9,100,000
                                                                                                -------------
                  Total Commercial Paper
                  (amortized cost
                  $70,700,000)                                                                    70,700,000
                                                                                                -------------

  Principal
   Amount
    (000)         Security (a)                                                     Yield                Value
-------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -98.6%
                  (amortized cost
                  $401,097,593)                                                                  401,097,593
                  Other assets less
                  liabilities - 1.4%                                                               5,860,524
                                                                                                -------------

                  NET ASSETS - 100%                                                             $406,958,117
                                                                                                -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance
      GO    - General Obligation
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      MFHR  - Multi-Family Housing Revenue
      SWDR  - Solid Waste Disposal Revenue
      TFA   - Transitional Finance Authority
      TAN   - Tax Anticipation Note
      XLCA  - XL Capital Assurance

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                           AllianceBernstein Municipal Trust - Ohio Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-90.1%
                  INDIANA - 2.4%
                  Whiting Environmental Facilities Revenue
                  (Amoco Oil Co. Project) Series 00 AMT
$         400     7/01/31 (b)                                                      1.79%    $      400,000
                                                                                            ---------------
                  MISSISSIPPI - 4.5%
                  Mississippi MFHR
                  (Summer Park) Series 99D-2 AMT
          750     10/01/29 (b)                                                     1.83%           750,000
                                                                                            ---------------
                  OHIO - 77.8%
                  Akron Bath Copley Hospital
                  (Sumner Ridgewood Project) Series 02
          870     12/01/32 (b)                                                     1.70%           870,000
                  Butler County Healthcare Facilities Revenue
                  (Lifesphere Project) Series 02
          400     5/01/27 (b)                                                      1.70%           400,000
                  Centerville Health Care
                  (Bethany Lutheran Village) Series 88
          200     5/01/08 (b)                                                      1.73%           200,000
                  Columbus GO
                  Series 00-1
          700     11/15/04                                                         1.05%           703,572
                  Cuyahoga County Hospital
                  (Metrohealth System Project) Series 03
          195     3/01/33 (b)                                                      1.74%           195,000
                  Cuyahoga Health Care
                  (Judson Retirement Community)
          330     11/15/19 (b)                                                     1.72%           330,000
                  Franklin County MFHR
                  (Golf Pointe Apts. Project) Series 00A AMT
          700     1/01/34 (b)                                                      1.76%           700,000
                  Franklin County MFHR
                  (Golf Pointe Apts.) Series 00B AMT
          495     1/01/34 (b)                                                      1.82%           495,000
                  Franklin County MFHR
                  (Hanover Ridge Apts.) Series 00 AMT
        1,450     12/15/30 (b)                                                     1.77%         1,450,000
                  Hamilton County Student Housing Revenue
                  (Block 3 Project) Series 04
          300     8/01/36 (b)                                                      1.77%           300,000
                  Lorain County Hospital
                  (Elyria United Methodist) Series 96B
          700     6/01/12 (b)                                                      1.71%           700,000
                  Montgomery County Economic Development Revenue
                  (The Dayton Art Institute Project) Series 96
          500     5/01/26 (b)                                                      1.75%           500,000
                  Northwestern Ohio Water & Sewer BAN
                  (Ford Road) Series 04D
          378     11/01/04                                                         1.10%           378,177
                  Ohio Air Quality Development Authority
                  (JMG Funding Ltd. Partnership) Series 94B AMT
          500     4/01/28 (b)                                                      1.75%           500,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  Ohio Air Quality Development Authority
                  (JMG Funding Ltd. Partnership) Series 95B AMT
          600     4/01/29 (b)                                                      1.75%           600,000
                  Ohio Environmental Improvement Authority
                  (Newark Group Industries, Inc. Project) Series 96 AMT
          195     12/01/26 (b)                                                     1.67%           195,000
                  Ohio HFA
                  (Residential Mortgage) Series 03C AMT
          700     9/01/34 (b)                                                      1.70%           700,000
                  Ohio Higher Education Facilities Revenue
                  (Ashland University Project) Series 04
          500     9/01/24 (b)                                                      1.74%           500,000
                  Ohio Higher Education Facilities Revenue
                  (Pooled) Series 02A
          345     9/01/27 (b)                                                      1.70%           345,000
                  Ohio Higher Education Facilities Revenue
                  (Pooled) Series 03B
          600     11/01/28 (b)                                                     1.71%           600,000
                  Warren County
                  (Pioneer Industrial Components) Series 85
        1,500     12/01/05 (b)                                                     1.94%         1,500,000
                  Warren County Health Care Facilities
                  (Otterbein Homes) Series 98B
          138     7/01/23 (b)                                                      1.73%           137,980
                  Wooster IDR
                  (Allen Group, Inc.) Series 85
          700     12/01/10 (b)                                                     1.69%           700,000
                                                                                            ---------------
                                                                                                12,999,729
                                                                                            ---------------
                  PUERTO RICO - 3.0%
                  Puerto Rico Commonwealth Highway & Transportation Authority
                  Series 98A AMBAC
          500     7/01/28 (b)                                                      1.72%           500,000
                                                                                            ---------------
                  WASHINGTON - 2.4%
                  Pierce County Economic Development
                  (Truss Co. Project) Series 95 AMT
          400     1/01/20 (b)                                                      1.79%           400,000
                                                                                            ---------------
                  Total Municipal Bonds
                  (amortized cost
                  $15,049,729)                                                                  15,049,729
                                                                                            ---------------
                  COMMERCIAL PAPER-10.2%
                  PUERTO RICO - 3.0%
                  Puerto Rico Government Development Bank
          500     12/14/04                                                         1.35%           500,000
                                                                                            ---------------
                  TEXAS - 3.0%
                  Port Arthur Naval District of Jefferson County
                  (BASF Corp.)
          500     11/10/04                                                         1.22%           500,000
                                                                                            ---------------
                  WEST VIRGINIA - 4.2%
                  West Virginia Public Energy Authority
                  (Morgantown Energy Association Project) Series 89A AMT
          700     3/10/05                                                          1.60%           700,000
                                                                                            ---------------
                  Total Commercial Paper
                  (amortized cost
                  $1,700,000)                                                                    1,700,000
                                                                                            ---------------

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -100.3%
                  (amortized cost
                  $16,749,729)                                                                  16,749,729
                  Other assets less
                  liabilities - (0.3%)                                                             (42,053)
                                                                                            ---------------
                  NET ASSETS - 100%                                                         $   16,707,676
                                                                                            ---------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      GO    - General Obligation
      HFA   - Housing Finance Agency/Authority
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                   AllianceBernstein Municipal Trust - Pennsylvania Portfolio

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS-79.9%
                  PENNSYLVANIA - 72.2%
                  Allegheny County IDA
                  (Karrington of South Hills Assisted Living) Series 96A AMT
$       1,200     7/01/26 (b)                                                      1.76%        $ 1,200,000
                  Allegheny County IDA
                  (Sacred Heart High School) Series 02
        1,000     6/01/22 (b)                                                      1.76%          1,000,000
                  Allegheny County IDA
                  (United Jewish Federation Project) Series 96A
        4,530     10/01/26 (b)                                                     1.70%          4,530,000
                  Allegheny County IDA
                  (UPMC Health Systems) Series 02C
        1,900     3/01/15 (b)                                                      1.71%          1,900,000
                  Berks County IDA
                  (One Douglassville Prop.) Series 04 AMT
        6,000     7/01/34 (b)                                                      1.79%          6,000,000
                  Chartiers Valley IDA
                  (Asbury Villas) Series 00B
        4,160     12/01/30 (b)                                                     1.72%          4,160,000
                  Chester County Health and Education
                  (Kendal Crosslands Communities) Series 03
        2,500     4/01/33 (b)                                                      1.72%          2,500,000
                  Chester County IDA
                  (West Chester University Student Housing) Series 03
        1,000     8/01/35 (b)                                                      1.77%          1,000,000
                  Elk County IDA
                  (Willamette Industries Project) Series 92 AMT
        3,200     8/01/10 (b)                                                      1.72%          3,200,000
                  Emmaus Gen Auth Rev
                  Series 89
        3,000     3/01/24 (b)                                                      1.73%          3,000,000
                  Indiana County IDA
                  (Conemaugh Project) Series 97A AMT
        1,355     6/01/27 (b)                                                      1.70%          1,355,000
                  Indiana County IDA
                  (Exelon Generation Co.) Series 03A AMT
        1,000     6/01/27 (b)                                                      1.66%          1,000,000
                  Luzerne County IDA
                  (Methodist Homes) Series 03
        3,900     2/01/29 (b)                                                      1.75%          3,900,000
                  Pennsylvania Economic Development Finance Authority
                  (Reliant Energy Seward LLC Project) Series 02A AMT
        5,000     12/01/36 (b)                                                     1.74%          5,000,000
                  Philadelphia Hospital & Higher Education Facilities
                  (Thomas Jefferson University) Series 03
        2,595     1/01/17 (b)                                                      1.72%          2,595,000
                  Philadelphia IDA
                  (Greater Philadelphia Health) Series 03
        3,165     1/01/24 (b)                                                      1.72%          3,165,000

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  Philadelphia IDA
                  (School For The Deaf) Series 02
        2,000     11/01/32 (b)                                                     1.74%          2,000,000
                  Philadelphia IDA
                  (Settlement Music School Project) Series 04
        1,300     3/01/29 (b)                                                      1.72%          1,300,000
                                                                                              -------------
                                                                                                 48,805,000
                                                                                              -------------
                  PUERTO RICO - 3.9%
                  Puerto Rico Commonwealth Highway & Transportation Authority
                  Series 98A AMBAC
        2,630     7/01/28 (b)                                                      1.72%          2,630,000
                                                                                              -------------
                  WISCONSIN - 3.8%
                  Franklin IDR
                  (Nowakowski, Inc. Project) Series 98 AMT
        1,320     12/01/18 (b)                                                     1.75%          1,320,000
                  River Falls IDR
                  (M & O Properties, LLC) Series 00A AMT
        1,240     10/01/20 (b)                                                     1.75%          1,240,000
                                                                                              -------------
                                                                                                  2,560,000
                                                                                              -------------
                  Total Municipal Bonds
                  (amortized cost
                  $53,995,000)                                                                   53,995,000
                                                                                              -------------
                  COMMERCIAL PAPER-20.0%
                  KENTUCKY - 3.4%
                  Pendleton County
                  (Kentucky Association of County Leasing) Series 04
        2,300     12/10/04                                                         1.92%          2,300,000
                                                                                              -------------
                  PENNSYLVANIA - 7.4%
                  Montgomery County IDA
                  (Exelon Generation Co.) AMT Series 01A
        2,000     12/10/04                                                         1.27%          2,000,000
                  Venango IDA
                  (Scrubgrass Project) Series 93 AMT
        2,000     11/01/04                                                         1.21%          2,000,000
                  Venango IDA
                  (Scrubgrass Project) Series B AMT
        1,000     10/01/04                                                         1.33%          1,000,000
                                                                                              -------------
                                                                                                  5,000,000
                                                                                              -------------
                  PUERTO RICO - 3.7%
                  Government Development Bank
        2,500     12/15/04                                                         1.45%          2,500,000
                                                                                              -------------
                  VIRGINIA - 3.0%
                  Norfolk IDA
                  (Sentara Hospital) Series 04
        2,000     12/09/04                                                         1.22%          2,000,000
                                                                                              -------------

  Principal
   Amount
    (000)         Security (a)                                                     Yield              Value
-----------------------------------------------------------------------------------------------------------
                  WASHINGTON - 2.5%
                  Port of Seattle Washington
                  (Sub Lien Rev Note) Series 01B-2 AMT
        1,680     12/10/04                                                         1.27%          1,680,000
                                                                                              -------------
                  Total Commercial Paper
                  (amortized cost
                  $13,480,000)                                                                   13,480,000
                                                                                              -------------
                  TOTAL INVESTMENTS -99.9%
                  (amortized cost
                  $67,475,000)                                                                   67,475,000
                  Other assets less
                  liabilities - 0.1%                                                                 81,858
                                                                                              -------------
                  NET ASSETS - 100%                                                           $  67,556,858
                                                                                              -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Trust

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer


Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer

Date: November 29, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 29, 2004